                                   INVE$TRAC

                                      GOLD

                                Variable Annuity

                                   PROSPECTUS

                                      FOR

                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                      AMERICAN NATIONAL INSURANCE COMPANY




                      American National Insurance Company

                   THIS PROSPECTUS DOES NOT CONSTITUTE AN
                    OFFERING IN ANY JURISDICTION IN WHICH
                   SUCH OFFERING MAY NOT BE LAWFULLY MADE.
                    NO DEALER,SALESMAN, OR OTHER PERSON IS
                    AUTHORIZED TO GIVE ANY INFORMATION OR
                    MAKE ANY REPRESENTATIONS IN CONNECTION
                   WITH THIS OFFERING OTHER THAN THOSE
                    CONTAINED IN THIS PROSPECTUS, AND, IF
                   GIVEN OR MADE, SUCH OTHER INFORMATION
                    OR REPRESENTATIONS MUST NOT BE RELIED
                                     UPON.

                          VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      AMERICAN NATIONAL INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999
                                 (409) 763-4661

  This Prospectus describes the deferred annuity and immediate annuity forms of individual Variable Annuity Contracts (the "Contracts") offered by American National Insurance Company ("American National"). The Contracts are designed to provide an investment vehicle for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Deferred Annuity Contracts provide for annuity payments commencing at some later date specified by the Contractowner. The Immediate Annuity Contracts provide for annuity payments commencing immediately.

  Unlike traditional guaranteed annuities, the Contracts provide for Accumulation Values and annuity payment amounts which are based on and vary with the investment performance of Subaccounts of the American National Variable Annuity Separate Account (the "Separate Account") and/or the American National Fixed Account. The assets of the Subaccounts are invested in the portfolios of American National Investment Accounts, Inc. (the "American National Fund") and in the portfolios of Variable Insurance Products Fund ("VIP") and Variable Insurance Products Fund II ("VIP II")(sometimes referred to, collectively, as the "Fidelity Funds"). The portfolios of the American National Fund and the portfolios of the Fidelity Funds that are available for investment will sometimes be referred to, individually, as an "Eligible Portfolio" and, collectively, as the "Eligible Portfolios".

  The Separate Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust, which is a type of investment company. The Separate Account currently has fourteen separate Subaccounts: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, the VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. The assets of such Subaccounts are invested in shares of a corresponding Eligible Portfolio. The accompanying prospectuses for the American National Fund and the Fidelity Funds describe the investment objectives, policies and the risks of each of the Eligible Portfolios. The prospectuses for the Fidelity Funds include certain portfolios which are not Eligible Portfolios and therefore not available for investment under the Policy.

 The Fixed Account is funded by the general assets of American National.

  Although the contracts are designed primarily to offer benefits based on investment performance, all or a portion of the annuity payments can be in the form of a traditional guaranteed annuity.

  The Contractowner has the right to examine a Contract and return it to American National during what is generally known as the "free look" period. American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. The Ofree lookO period is established by state law and generally runs ten days after the Contractowner receives the Contract.

  This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract is free and may be obtained by writing American National at the address above. The Statement of Additional Information which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission. The Table of Contents of such Statement of Additional Information is set forth in this Prospectus on page 26.


   This Prospectus is valid only when accompanied by Current Prospectuses For The American National Investment Accounts, Inc., Variable Insurance Products Fund and Variable Insurance Products Fund II. An interest in the Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
          SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE SECURITIES
           REGULATORY AUTHORITY, NOR HAS THE COMMISSION, OR ANY STATE
                         SECURITIES REGULATORY AUTHORITY,
             PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

                  THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.


                                                         TABLE OF CONTENTS

                                                      PAGE                                                                 PAGE
Glossary of Terms ................................     4          Contractowner Inquiries ..............................    17
Summary of the Contracts .........................     6          Charges and Deductions During the
  Purpose of the Contracts .......................     6            Accumulation Period ................................    17
  Investment Options .............................     6              Surrender Charge .................................    17
  Purchasing a Variable Annuity Contract .........     6              Other Charges ....................................    17
  Allocations and Transfers ......................     6              (a)  Administrative Charges ......................    17
  How the Death Benefit Varies ...................     6              (b)  State Premium Taxes .........................    17
  Surrenders from the Contract prior                                  (c)  Mortality and Expense Risk Fee ..............    18
    to Annuity Date ..............................     6              (d)  Distribution Expense Charge .................    18
  How Annuity Payments are Determined ............     6              (e)  Charges for Taxes ...........................    18
Your Right to Cancel the Variable                                     (f)  Exchange Fee ................................    18
  Annuity Contract ...............................     6              Deduction of Fees ................................    18
Summary of Expenses ..............................     7              Exceptions to Charges ............................    18
  Expenses During the Accumulation Period ........     7          Distributions Under the Contract
  Expenses During the Annuity Period .............    10            Accumulation Period ................................    19
Accumulation Unit Values .........................    10              Full and Partial Surrenders ......................    19
American National Insurance Company                                   Policy Loans in Special Circumstances ............    19
  and the Separate Account .......................    12              Policy Loans .....................................    19
  American National Insurance Company ............    12              Death Benefit During Accumulation Period .........    20
  The Separate Account ...........................    12            Annuity Period .....................................    20
  The American National Fund .....................    12              Election of Annuity Date and Form of Annuity .....    20
  The Fidelity Funds .............................    13              Allocation of Benefits ...........................    21
  Addition, Deletion or Substitution                                  Annuity Options ..................................    21
    of Investments ...............................    14              Value of Variable Annuity Payments:
Fixed Account ....................................    15              Assumed Investment Rates .........................    21
Contracts ........................................    15              Annuity Provisions ...............................    22
  Purpose of the Contracts .......................    15            Federal Tax Matters ................................    22
  Types of Contracts .............................    15              Introduction .....................................    22
  Contract Application and Purchase Payments .....    16              Taxation of Annuities in General .................    22
  Allocation of Purchase Payments ................    16
  Crediting of Accumulation Units ................    16
  Determining the Accumulation Unit Values .......    16
  Transfers Prior to Annuity Date ................    16

                                                      PAGE                                                           PAGE

  Penalty Tax on Distributions ....................    23        Legal Matters ...................................    25
  Qualified Contracts .............................    23        Legal Proceedings ...............................    25
Performance .......................................    23        Experts .........................................    25
Distributor of the Contracts ......................    24        Additional Information ..........................    25
Safekeeping of the Separate Account's Assets ......    24        Financial Statements ............................    25
Voting Rights .....................................    24        Table of Contents of Statement
Sstate Regulation of American National ............    25          of Additional Information .....................    26

                               GLOSSARY OF TERMS

 The following definitions may be useful in reading this Prospectus.

 Certain additional terms are defined in the text.

  ACCUMULATION PERIOD - The period from the date Accumulation Units are first purchased under a Contract to the earliest of the Annuity Date, the date the Contract is surrendered for its then current value or the date of the individual Contractowner's death.

  ACCUMULATION UNIT - A standard of measurement used with respect to each Subaccount to calculate the value of a Contract during the Accumulation Period. The value of an Accumulation Unit fluctuates with the value of the shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions (See "Charges and Deductions," page 17).

 ACCUMULATION UNIT VALUE - The value of an Accumulation Unit.

  ACCUMULATION VALUE - The Accumulation Value of a Contract is the sum of: (i) the total Accumulation Units in Subaccounts times the respective Accumulation Unit Values of such Subaccounts, (ii) the Contractowner's value in the Fixed Account, and (iii) the Contractowner's value held in American National's General Account to secure policy loans on such Contracts.

  ANNUITANT - The person or persons upon whose life expectancy the Contract is written. The Annuitant may also be the Contractowner.

 ANNUITY DATE - The date on which the Accumulation Period changes to the Annuity Period.

 ANNUITY PERIOD - The period of time during which annuity payments are being made.

  ANNUITY UNIT - A standard of measurement used with respect to each Subaccount to calculate the dollar amount of annuity payments during the Annuity Period. The value of an Annuity Unit fluctuates with the value of shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions. (See "Charges and Deductions," page 17).

  CONTRACT - A Variable Annuity Contract issued pursuant to this Prospectus which sets forth the obligations and contractual promises which American National makes to the Contractowner.

  CONTRACTOWNER - The person or entity entitled to exercise rights of ownership in a Contract prior to the Annuity Date or termination of the Contract. The Contractowner and the Annuitant need not be the same.

  CONTRACT YEAR - The period from the date the first Purchase Payment is credited to the Contract until the immediately preceding day of the succeeding year. (February 29 will be treated as February 28 for the purpose of this definition).

  DEFERRED ANNUITY CONTRACT - A Contract in which annuity payments commence at some future date specified by the Contractowner.

  ELIGIBLE PORTFOLIO - A Portfolio of the American National Fund or the Fidelity Funds which corresponds to and in which a Subaccount can be invested.

  FIXED ACCOUNT - An account that is a part of American National's General Account to which all or a portion of Net Purchase Payments and transfers may be allocated for accumulation at fixed rates of interest.

  GENERAL ACCOUNT - The General Account of American National which includes all of American National's assets except those assets segregated into its separate accounts.

  GUARANTEED ANNUITY - An annuity under which the amount of each annuity payment is guaranteed by American National during the Annuity Period.

  IMMEDIATE ANNUITY - A Contract purchased with a single Purchase Payment, which provides immediate annuity payments on an annual, semi-annual, quarterly or monthly schedule to the Contractowner.

  MINIMUM GUARANTEED DEATH BENEFIT - For all dates up to and including the first Six-Year Anniversary Date, the Minimum Guaranteed Death Benefit will equal Purchase Payments less Partial Surrender Reductions made on or before such date. For all subsequent Six-Year Anniversary Dates, the Minimum Guaranteed Death Benefit will equal the greater of: (i) the Accumulation Value on such Six-Year Anniversary Date, or (ii) the Minimum Guaranteed Death Benefit for the immediately preceding Six-Year Anniversary Date, plus Purchase Payments and less Partial Surrender Reductions made since such immediately preceding Six-Year Anniversary Date. For all other dates, the Minimum Guaranteed Death Benefit will equal the Minimum Guaranteed Death Benefit for the immediately preceding Six-Year Anniversary Date plus Purchase Payments and less Partial Surrender Reductions made since such immediately preceding Six-Year Anniversary Date.

  MORTALITY AND EXPENSE RISK FEE - The amount payable to American National for accepting mortality and expense risks.

 NET PURCHASE PAYMENT - The Purchase Payment less any government entity premium tax charge.

  NON-QUALIFIED CONTRACT - A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

  PARTIAL SURRENDER REDUCTION - An amount equal to (i) the amount of a surrender, multiplied by (ii) the Minimum Guaranteed Death Benefit on the date immediately prior to a surrender over the Accumulation Value on the date immediately prior to the surrender.

  PLAN - A document or agreement defining the retirement benefits and those eligible to receive them. The Plan is not a part of a Contract and American National is not a party to a Plan.

 POLICY DEBT - The sum of all unpaid policy loans and accrued interest thereon.

  PORTFOLIO - A separate series of capital securities designed to meet specified investment objectives. The American National Fund currently consists of four portfolios, all of which are Eligible Portfolios. The Fidelity Funds currently consist of thirteen portfolios, ten of which are Eligible Portfolios.

 PURCHASE PAYMENT - A payment made into a Contract during the Accumulation
Period.

  QUALIFIED CONTRACT - A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

  SIX-YEAR ANNIVERSARY DATE - The last day of each Contract Year prior to the Annuitant's 75th birthday which is evenly divisible by six.

  SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a corresponding Eligible Portfolio.

  VALUATION DATE - A valuation date is each day on which the New York Stock Exchange ("NYSE") is open for trading.

  VALUATION PERIOD - The period commencing at the close of regular trading on the NYSE on one Valuation Date and ending at the close of regular trading on the NYSE on the next succeeding Valuation Date.

  VARIABLE ANNUITY - An annuity providing payments which vary in dollar amount depending on the investment results of the American National Fund or the Fidelity Funds.

                           SUMMARY OF THE CONTRACTS
PURPOSE OF THE CONTRACTS

  The purpose of the Contracts is to provide Accumulation Values and/or Annuity Payments which are expected to reflect changes in the cost of living to a greater degree than a traditional Guaranteed Annuity. The Contracts offer Contractowners the opportunity to vary the Accumulation Value based on the performance of the investments chosen by the Contractowner through two different types of Variable Annuity Contracts: a Deferred Annuity and an Immediate Annuity.

  There is no assurance that a Subaccount will obtain its investment objective. Because a Variable Annuity's value is based on the investment performance of Eligible Portfolios and is not guaranteed, a Variable Annuity Contract entails more investment risk than a traditional Guaranteed Annuity.

  There is also American National's Fixed Account option for Contractowners who prefer more conservative investments. (See Fixed Account, page 15.)

INVESTMENT OPTIONS

  Net Purchase Payments may be invested in the Subaccounts and/or in American National's Fixed Account. The fourteen Subaccounts are: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. Each of the Subaccounts invests exclusively in the shares of a corresponding Eligible Portfolio. Each such Subaccount and corresponding Eligible Portfolio has a different investment objective (See "The American National Fund" at page 12, and "The Fidelity Funds" at page 13).

PURCHASING A VARIABLE ANNUITY CONTRACT

  Individuals wishing to purchase a Variable Annuity Contract must complete an application and pay the minimum initial Purchase Payment to American National's Home Office. The minimum and maximum amounts of Purchase Payments vary depending upon the type of Contract purchased. (See "Contract Application and Purchase Payments," page 16.)

ALLOCATION AND TRANSFERS

  Net Purchase Payments will be initially allocated to each Subaccount and/or American National's Fixed Account as instructed in the application. Thereafter, the allocation may be changed by the Contractowner. All allocations must be at least 10% of the Net Purchase Payment.

  During the Accumulation Period, transfers can be made between Subaccounts and American National's Fixed Account. American National allows twelve free transfers per Contract Year. Any additional transfer will be subject to a $10.00 exchange fee. Transfers out of the Fixed Account are limited as described in the section "TRANSFERS" on page 16.

  Transfers and allocation changes can be made by either writing to American National's home office or by telephone instructions. A Telephone Transfer Authorization Form must to be on file at American National's home office before telephone instructions will be allowed.

HOW THE DEATH BENEFIT VARIES

  In the event of the Annuitant's death prior to the Annuity Date, the death benefit for Deferred Annuity Contracts will equal the greater of: (i) Accumulation Value less Policy Debt on the date that notice of death is received by American National at its home office in Galveston, Texas, or (ii) the Minimum Guaranteed Death Benefit on the Contract, less Policy Debt. During the Annuity Period, death benefits, if any, depend upon the annuity option selected. (See Annuity Options at page 21).

SURRENDERS FROM THE CONTRACT PRIOR TO ANNUITY DATE

  Prior to the Annuity Date, all or part of a Variable Annuity's Accumulation Value may be surrendered upon the Contractowner's written request. A surrender may be subject to a Surrender Charge, an IRS penalty tax for early withdrawal and potentially an income tax. Contracts purchased in connection with retirement plans may also be subject to restrictions imposed by the Plan. Surrenders from Contracts qualified under Section 403(b) of the Code may be restricted. (See "Qualified Contracts" under "Federal Tax Matters" at page 23.) The sum of surrender charges and distribution expense charges will never be more than 9.0% of total Purchase Payments paid.

HOW ANNUITY PAYMENTS ARE DETERMINED

  There are a number of ways to receive annuity payments. They include monthly payments for a specified number of years, payments for life guaranteed for ten or 20 years, or payments made jointly (See Annuity Options, page 21.) Payments may also be received on a fixed basis and/or on a variable basis. Variable Annuity payments will increase or decrease according to the investment experience of the Eligible Portfolios and the declared rate paid by American National on the Fixed Account.

YOUR RIGHT TO CANCEL THE VARIABLE ANNUITY CONTRACT -
THE "FREE LOOK" PERIOD

  State law requires that Contractowners be given a "free look" period, generally running ten days after the Contractowner receives the Contract, within which a Contractowner may return the Contract to American National's Home Office. In such cases, American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. (See "Contract Application and Purchase Payments," page 16.)

                              SUMMARY OF EXPENSES

EXPENSES DURING THE ACCUMULATION PERIOD

  The purpose of the following table is to illustrate the costs and expenses that are borne, directly and indirectly, by Contractowners during the Accumulation Period. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" in this Prospectus. In addition to the expenses listed below, premium taxes may also be applicable. For information concerning the fees and expenses assessed during the Annuity Period, including the fees and expenses assessed in connection with Immediate Annuity Contracts, see "Expenses During the Annuity Period", page 10.

                      CONTRACTOWNERS TRANSACTION EXPENSES

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS ..... 0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

  An amount of Accumulation Value equal to the greater of (i) 10% of Accumulation Value in a Contract Year, or (ii) Accumulation Value less total Purchase Payments made, may be withdrawn without Surrender Charge.

  On surrenders of that portion of Accumulation Value in excess of the above described free surrender amount, a Surrender Charge is imposed based upon the number of Contract Years since the Contract Year in which the Purchase Payments withdrawn were paid, on a first paid, first withdrawn basis. The Surrender Charge is deducted from the remaining Accumulation Value, or, if the remaining Accumulation Value is insufficient to cover the Surrender Charge, a portion of the Surrender Charge will be deducted from the withdrawal amount. Such Surrender Charge will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

                                            APPLICABLE SURRENDER CHARGE
              CONTRACT YEARS SINCE                AS A PERCENTAGE
              CHARGEABLE WITHDRAWAL              OF EACH PURCHASE
                AMOUNT OR PORTION               PAYMENT OR PORTION
                  THEREOF MADE                  THEREOF WITHDRAWN

                       1                                 7.0
                       2                                 7.0
                       3                                 6.0
                       4                                 5.0
                       5                                 4.0
                       6                                 3.0
                       7                                 2.0
               8 and thereafter                          0.0


                                                 NON-QUALIFIED   QUALIFIED
                                                   DEFERRED      DEFERRED
                                                   ANNUITY       ANNUITY
EXCHANGE FEE                                         $  10       $  10
(THERE IS NO EXCHANGE FEE FOR
  THE FIRST 12 TRANSFERS)
Annual Contract Fee                                  $  25       $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS PERCENTAGE OF AVERAGE NET ASSETS)
Mortality Risk Fees                                   0.80%       0.80%
Expense Risk Fees                                     0.45%       0.45%
Administrative Asset Fees                             0.10%       0.10%

Distribution Expense Charge                           0.05%       0.05%
Total Separate Account

  Annual Expenses                                     1.40%       1.40%

AN MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                                  0.40%       0.40%
Other Expenses                                        0.47%       0.47%
Total AN Money Market Portfolio
  Annual Expenses                                     0.87%       0.87%

* Without reimbursement, management fees would have been 0.75% and the total portfolio annual expense would have been 1.22%.

AN GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                                  0.37%       0.37%
Other Expenses                                        0.50%       0.50%
Total AN Growth Portfolio
  Annual Expenses                                     0.87%       0.87%

* Without reimbursement, management fees would have been 0.75% and the total portfolio annual expense would have been 1.25%.

AN BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                                  0.17%       0.17%
Other Expenses                                        0.73%       0.73%
Total AN Balanced Portfolio
  Annual Expenses                                     0.90%       0.90%

* Without reimbursement, management fees would have been 0.75% and the total portfolio annual expense would have been 1.48%.

AN MANAGED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  --reimbursement * **                     0.54%  0.54%
Other Expenses                             0.39%  0.39%
Total AN Managed Portfolio
  --Annual Expenses                        0.93%  0.93%

* Without reimbursement, management fees would have been 0.75% and the total portfolio annual expense would have been 1.14%.
** Under its Administrative Service Agreement with the Fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the Fund effective May 1, 1994 until April 30, 1998, pursuant to which SM&R has agreed to reimburse the AN Money Market Portfolio and the AN Growth Portfolio for expenses in excess of .87%; the AN Balanced Portfolio for expenses in excess of .90% and the AN Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

VIP II INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.45%  0.45%
Other Expenses                             0.13%  0.13%
Total VIP II Investment
 Grade Bond
   Portfolio Annual Expenses               0.58%  0.58%

VIP II ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.64%  0.64%
Other Expenses                             0.10%  0.10%
Total VIP II Asset Manager
 Portfolio
   Annual Expenses                         0.74%  0.74%

VIP II INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.13%  0.13%
Other Expenses                             0.15%  0.15%
Total VIP II Index 500 Portfolio
   Annual Expenses *                       0.28%  0.28%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee,other expenses and total expenses would have been 0.28%, 0.15% and.0.43%, respectively.

 VIP MONEY MARKET PORTFOLIO ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.21%  0.21%
Other Expenses                             0.09%  0.09%
Total VIP Money Market
 Portfolio
   Annual Expenses                         0.30%  0.30%

VIP EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.51%  0.51%
Other Expenses                             0.07%  0.07%
Total VIP Equity-Income Portfolio
   Annual Expenses                         0.58%  0.58%

VIP HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.59%  0.59%
Other Expenses                             0.12%  0.12%
Total VIP High Income Portfolio
  Annual Expenses                          0.71%  0.71%

VIP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.61%  0.61%
Other Expenses                             0.08%  0.08%
Total VIP Growth Portfolio
   Annual Expenses                         0.69%  0.69%

VIP OVERSEAS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.76%  0.76%
Other Expenses                             0.17%  0.17%
Total VIP Overseas
 Portfolio
   Annual Expenses                         0.93%  0.93%

VIP II CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.61%  0.61%
Other Expenses                             0.13%  0.13%
Total VIP II Contrafund
 Portfolio
   Annual Expenses                         0.74%  0.74%

VIP II ASSET MANAGER: GROWTH PORTFOLIO
  ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                            0.65%  0.65%
Other Expenses                             0.22%  0.22%
Total VIP II Asset Manager:
   Growth Portfolio Annual Expenses        0.87%  0.87%

EXAMPLE: NON-QUALIFIED DEFERRED ANNUITY CONTRACT

  If you surrender your Deferred Annuity Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                1      3      5     10
FUND                           YEAR  YEARS  YEARS  YEARS
AN Money Market Portfolio     $  88  $ 131  $ 164  $ 266
AN Growth Portfolio           $  88  $ 131  $ 164  $ 266
AN Balanced Portfolio         $  89  $ 132  $ 166  $ 268
AN Managed Portfolio          $  89  $ 133  $ 167  $ 273
VIP II Investment
  Grade Bond Portfolio        $  86  $ 123  $ 150  $ 237
VIP II Asset Manager
  Portfolio                   $  87  $ 127  $ 158  $ 253
VIP II Index 500 Portfolio    $  83  $ 114  $ 135  $ 205
VIP Money Market Portfolio    $  83  $ 115  $ 136  $ 207
VIP Equity-Income Portfolio   $  86  $ 123  $ 150  $ 237
VIP High Income Portfolio     $  87  $ 127  $ 157  $ 250
VIP Growth Portfolio          $  87  $ 126  $ 156  $ 248
VIP Overseas Portfolio        $  89  $ 133  $ 167  $ 273
VIP II Contrafund Portfolio   $  87  $ 127  $ 158  $ 253
VIP II Asset Manager:
  Growth Portfolio            $  88  $ 131  $ 164  $ 266

  If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

  You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                1      3      5     10
FUND                           YEAR  YEARS  YEARS YEARS
AN Money Market Portfolio     $  24  $  73  $ 124 $ 266
AN Growth Portfolio           $  24  $  73  $ 124 $ 266
AN Balanced Portfolio         $  24  $  74  $ 126 $ 269
AN Managed Portfolio          $  24  $  75  $ 127 $ 273
VIP II Investment
  Grade Bond Portfolio        $  21  $  64  $ 110 $ 237
VIP II Asset Manager
  Portfolio                   $  22  $  69  $ 118 $ 253
VIP II Index 500 Portfolio    $  18  $  55  $  94 $ 205
VIP Money Market Portfolio    $  18  $  55  $  95 $ 207
VIP Equity-Income Portfolio   $  21  $  64  $ 110 $ 237
VIP High Income Portfolio     $  22  $  68  $ 116 $ 250
VIP Growth Portfolio          $  22  $  67  $ 115 $ 248
VIP Overseas Portfolio        $  24  $  75  $ 127 $ 273
VIP II Contrafund Portfolio   $  22  $  69  $ 118 $ 253
VIP II Asset Manager:
  Growth Portfolio            $  24  $  73  $ 124 $ 266


EXAMPLE: QUALIFIED DEFERRED ANNUITY CONTRACT

  If you surrender your Deferred Annuity Contract at the end of the applicable time period:

  You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                1      3      5     10
FUND                           YEAR  YEARS  YEARS YEARS
AN Money Market Portfolio     $  89  $ 134  $ 169 $ 277
AN Growth Portfolio           $  89  $ 134  $ 169 $ 277
AN Balanced Portfolio         $  90  $ 135  $ 171 $ 279
AN Managed Portfolio          $  90  $ 136  $ 172 $ 282
VIP II Investment
  Grade Bond Portfolio        $  86  $ 126  $ 155 $ 247
VIP II Asset Manager
  Portfolio                   $  88  $ 130  $ 163 $ 263
VIP II Index 500 Portfolio    $  84  $ 117  $ 140 $ 216
VIP Money Market Portfolio    $  84  $ 118  $ 141 $ 218
VIP Equity-Income Portfolio   $  86  $ 126  $ 155 $ 247
VIP High Income Portfolio     $  88  $ 129  $ 162 $ 260
VIP  Growth Portfolio         $  88  $ 129  $ 161 $ 258
VIP Overseas Portfolio        $  90  $ 136  $ 172 $ 282
VIP II Contrafund Portfolio   $  88  $ 130  $ 163 $ 263
VIP II Asset Manager:
  Growth Portfolio            $  89  $ 134  $ 169 $ 377

  If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

  You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                1      3      5     10
FUND                           YEAR  YEARS  YEARS YEARS
AN Money Market Portfolio     $  25  $  76  $ 129 $ 277
AN Growth Portfolio           $  25  $  76  $ 129 $ 277
AN Balanced Portfolio         $  25  $  72  $ 131 $ 279
AN Managed Portfolio          $  25  $  78  $ 132 $ 282
VIP II Investment Grade
 Bond
  Portfolio                   $  22  $  67  $ 115 $ 247
VIP II Asset Manager
  Portfolio                   $  23  $  72  $ 123 $ 263
VIP II Index 500 Portfolio    $  19  $  58  $  99 $ 216
VIP Money Market Portfolio    $  19  $  58  $ 101 $ 218
VIP Equity-Income Portfolio   $  22  $  67  $ 115 $ 247
VIP High Income Portfolio     $  23  $  71  $ 121 $ 260
VIP Growth Portfolio          $  23  $  70  $ 120 $ 258
VIP Overseas Portfolio        $  25  $  78  $ 132 $ 282
VIP II Contrafund Portfolio   $  23  $  72  $ 123 $ 263
VIP II Asset Manager:
  Growth Portfolio            $  25  $  76  $ 129 $ 277

  The examples should not be considered to be a representation of past or future expenses, and the examples do not include the deduction of state premium taxes which may be assessed by a number of states.

  The purpose of the preceding table is to assist Contractowners in understanding the various costs and expenses that a Contractowner will bear directly or indirectly and, thus, the table reflects expenses of both the Separate Account and the American National Fund and/or the Fidelity Funds. Actual expenses may be greater or lesser than those shown. The example assumes a 5% annual rate of return pursuant to the requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. The annual contract fees are deducted pro rata from each Subaccount and Fixed Account. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

EXPENSES DURING THE ANNUITY PERIOD

  The Separate Account will be assessed a mortality and expense risk fee at an annual rate of 1.25% during the Annuity Period. The Separate Account will also be charged during the Annuity Period with the expenses of the Eligible Portfolios in which the Contractowner has invested. In addition to the Mortality and Expense Risk Fee and portfolio expenses, the Immediate Annuity Contract will incur a contract fee of $100.00 at the time the single Purchase Payment is paid. No other fees or expenses are charged against the Contracts during the Annuity Period. To the extent that American National derives profits from the Mortality and Expense Risk Fee, those profits may be used to pay for other expenses, including distribution expenses.

                           ACCUMULATION UNIT VALUES
         (For an accumulation unit outstanding throughout the period)

                                                                    YEAR ENDED DECEMBER 31,
                                                                ------------------------------
                                                                   1996       1995      1994
                                                                ----------  --------  --------
AN GROWTH PORTFOLIO
Accumulation unit value at beginning of period                  $    1.255  $  0.990  $  1.000  a
Accumulation unit value at end of period                        $    1.456  $  1.255  $  0.990
Number of accumulation units outstanding at
 end of period                                                     911,104   326,360    12,430

AN MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period                  $    1.036  $  1.000  $  1.000  a
Accumulation unit value at end of period                        $    1.066  $  1.036  $  1.000
Number of accumulation units outstanding at
 end of period                                                      32,515    10,421     1,218

AN BALANCED PORTFOLIO
Accumulation unit value at beginning of period                  $    1.136  $  1.000  $  1.000  a
Accumulation unit value at end of period                        $    1.254  $  1.136  $  1.000
Number of accumulation units outstanding at
 end of period                                                     287,278    43,097        --

AN MANAGED PORTFOLIO
Accumulation unit value at beginning of period                  $    1.255  $  0.990  $  1.000  a
Accumulation unit value at end of period                        $    1.458  $  1.255  $  0.990
Number of accumulation units outstanding at
 end of period                                                   1,100,338   275,204     8,725

FIDELITY VIP II INVESTMENT GRADE BOND
Accumulation unit value at beginning of period                  $    1.159  $  1.000  $  1.000  a
Accumulation unit value at end of period                        $    1.176  $  1.159  $  1.000
Number of accumulation units outstanding at
 end of period                                                      72,929    26,194       702

a  Inception date April 20, 1994

         (For an accumulation unit outstanding throughout the period)

                                                                    YEAR ENDED DECEMBER 31,
                                                                ------------------------------
                                                                    1996      1995      1994
                                                                ---------  --------  --------
FIDELITY VIPII ASSET MANAGER
Accumulation unit value at beginning of period                  $    1.134  $  0.990  $  1.000  a
Accumulation unit value at end of period                        $    1.278  $  1.134  $  0.990
Number of accumulation units outstanding at
 end of period                                                     426,424   332,773     3,287

FIDELITY VIPII INDEX 500
Accumulation unit value at beginning of period                  $    1.365  $  1.010  $  1.000  a
Accumulation unit value at end of period                        $    1.649  $  1.365  $  1.010
Number of accumulation units outstanding at
 end of period                                                     636,107    92,340     5,385

FIDELITY VIP MONEY MARKET
Accumulation unit value at beginning of period                  $    1.049  $  1.010  $  1.000  a
Accumulation unit value at end of period                        $    1.087  $  1.049  $  1.010
Number of accumulation units outstanding at
 end of period                                                     179,947   382,247   191,834

FIDELITY VIP EQUITY INCOME FUND
Accumulation unit value at beginning of period                  $    1.322  $  1.000  $  1.000  a
Accumulation unit value at end of period                        $    1.482  $  1.322  $  1.000
Number of accumulation units outstanding at
 end of period                                                     971,692   301,955       815

FIDELITY VIP HIGH INCOME FUND
Accumulation unit value at beginning of period                  $    1.189  $  1.000  $  1.000  a
Accumulation unit value at end of period                        $    1.334  $  1.189  $  1.000
Number of accumulation units outstanding at
 end of period                                                     259,931   126,513     4,724

FIDELITY VIP GROWTH
Accumulation unit value at beginning of period                  $    1.341  $  1.010  $  1.000  a
Accumulation unit value at end of period                        $    1.513  $  1.341  $  1.010
Number of accumulation units outstanding at
 end of period                                                     895,058   281,102     1,893

FIDELITY VIP OVERSEAS
Accumulation unit value at beginning of period                  $    1.048  $  0.970  $  1.000  a
Accumulation unit value at end of period                        $    1.167  $  1.048  $  0.970
Number of accumulation units outstanding at
 end of period                                                     170,694   147,599    16,115

FIDELITY VIPII CONTRA FUND
Accumulation unit value at beginning of period                  $    1.157  $  1.000         b
Accumulation unit value at end of period                        $    1.355  $  1.157
Number of accumulation units outstanding at
 end of period                                                     259,582    20,680

FIDELITY VIPII ASSET MANAGER GROWTH
Accumulation unit value at beginning of period                  $    1.024  $  1.000         b
Accumulation unit value at end of period                        $    1.207  $  1.024
Number of accumulation units outstanding at
 end of period                                                      34,541    24,995

a  Inception date April 20, 1994
b  Inception date April 28, 1995

                      AMERICAN NATIONAL INSURANCE COMPANY
                           AND THE SEPARATE ACCOUNT


AMERICAN NATIONAL INSURANCE COMPANY

  American National is a stock life insurance company chartered in 1905 in the State of Texas. It is licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. American National's home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. Robert L. Moody ("RLM"), Chairman of the Board and a Director of American National, RLM's son, Ross R. Moody, and Frances Moody Newman, RLM's mother, are trustees of the Foundation.

  The Moody National Bank of Galveston (the "Bank") is trustee of the
Libbie S. Moody Trust. RLM is Chairman of the Board and Chief Executive Officer of the Bank and of Moody Bank Holding Company, Inc. ("MBHC"), the Bank's controlling stockholder. RLM is also Chairman of the Board and President of Moody Bancshares, Inc. ("Bancshares"), MBHC's sole shareholder. The Three R Trusts, trusts established by RLM for the benefit of his children, own 100% of Bancshares' Class B stock (which elects a majority of Bancshares' directors) and 47.5% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the American National Fund and Securities Management and Research, Inc.

  American National's total assets on December 31, 1996 were $ 6,529,775,092 on a statutory basis.

  American National writes life, health and accident insurance and annuities.

THE SEPARATE ACCOUNT

  The Separate Account was established by American National on July 30, 1991 pursuant to the insurance laws of the State of Texas. American National is the depositor of the Separate Account. Under Texas law, the assets of the Separate Account are held exclusively for the benefit of Contractowners and persons entitled to payments under the Contracts. At present the Separate Account is used only to support Variable Annuity Contracts. American National is the legal holder of the assets in the Separate Account and will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other contract liabilities for the Separate Account. The assets of the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which American National may conduct. Income, as well as both realized and unrealized gains or losses from the assets of the Separate Account, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that American National conducts. Nevertheless, these assets shall be available to cover the liabilities of American National's General Account, but only to the extent that the Separate Account's assets exceed its liabilities arising under the Contracts supported by it. In addition to these assets, the Separate Account assets may include accumulations of the charges American National makes against Policies and Contracts participating in the Separate Account. From time to time, any such assets due American National may be transferred in cash to American National's General Account. Obligations under the Variable Annuity Contracts are obligations of American National.

  The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a division of American National. There are currently fourteen Subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

THE AMERICAN NATIONAL FUND

  Four of the Subaccounts of the Separate Account invest in the shares of a corresponding portfolio of the American National Fund. The American National Fund is registered with the SEC under the 1940 Act as an open-end diversified, series management investment company. The American National Fund shares are also purchased by American National Variable Life Separate Account.

  The Separate Account will purchase and redeem shares from the American National Fund at net asset value.

  The investment objectives and policies of each portfolio of the American National Fund are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for the American National Fund, which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  The American National Fund currently has a Money Market Portfolio, a Growth Portfolio, a Balanced Portfolio and a Managed Portfolio.

  AN MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Money Market Portfolio will invest only in money market instruments of high quality determined by the American National Fund's investment adviser. The Money Market Portfolio of the American National Funds shall be referred to herein as "AN Money Market".

  AN GROWTH PORTFOLIO ... seeks to achieve capital appreciation, normally through the purchase of common stocks (although such Portfolio investments are not restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks. This Growth Portfolio of the American National Fund is referred to herein as "AN Growth".

  AN BALANCED PORTFOLIO ... seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

  AN MANAGED PORTFOLIO ... seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment adviser's discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the Managed Portfolio will consist of equity securities.

  Securities Management and Research, Inc. ("SM&R") is the investment adviser and manager of the American National Fund. It also provides investment advisory and portfolio management services to American National and other clients. It maintains a staff of experienced investment personnel and related support facilities. Detailed information about the American National Fund Management Fees is contained in the American National Fund Prospectus. Such fees exceed the industry average for advisory and administrative fees.

THE FIDELITY FUNDS

  Pursuant to a Participation Agreement between American National, Fidelity Distributors Corporation and the Fidelity Funds, ten of the Subaccounts of the Separate Account invest in the shares of ten corresponding portfolios of the Fidelity Funds. The Fidelity Funds are registered with the SEC under the 1940 Act as open-end diversified, series management investment companies organized as Massachusetts business trusts. The Fidelity Funds' shares are also purchased by American National Variable Life Separate Account.

  Fidelity Management & Research Company ("FMR"), the Fidelity Funds' investment adviser, was founded in 1946. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personal and a full compliment of related support facilities. Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management and Research (Far East) Inc. ("FMR Far East") are wholly owned subsidiaries of FMR that provide research with respect to foreign securities. FMR U.K. and FMR Far East maintain their principal business offices in London and Tokyo, respectively. As of December 31, 1996, FMR advised funds having more than 22 million shareholder accounts with a total value of more than $270 billion. Fidelity Distributors Corporation distributes shares for the Fidelity funds. FMR Corp. is the holding company for the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, President and a Trustee of the Fidelity Funds, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp.

  The Management, Distribution and Service Fees for the Fidelity Funds are explained in the Fidelity Funds' Prospectuses.

  The Separate Account will purchase and redeem shares from the Fidelity Funds at net asset value.

  The investment objectives and policies of each portfolio of the Fidelity Funds are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Fidelity Funds which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained. The Fidelity Funds are series mutual funds which currently have a total of thirteen separate investment portfolios, ten of which are Eligible Portfolios.

  VIP II INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The VIP II Investment Grade Bond Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

  VIP EQUITY INCOME PORTFOLIO ... seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio will also consider the potential for capital appreciation. The VIP Equity-Income Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

  VIP HIGH INCOME PORTFOLIO ... seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. High yielding, lower-rated securities present higher risks of untimely interest and principal payments, default and price volatility than higher-quality securities, and may present problems of liquidity and valuation. See the prospectus describing the VIP High Income Portfolio for more information on the risks of investing in high-yielding, lower-rated securities.

  VIP GROWTH PORTFOLIO ... seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP OVERSEAS PORTFOLIO ... seeks long term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  VIP MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The VIP Money Market Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

  VIP II ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

  VIP II INDEX 500 PORTFOLIO ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the Index 500 Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction cost and other expense low. The VIP II Index 500 Portfolio is designed as a long-term investment option.

  VIP II CONTRAFUND PORTFOLIO ... seeks capital appreciation by investing in companies FMR believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or one-time factors, or (iii) undervalued compared to other companies in the same industry.

  VIP II ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return over the long term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

  American National reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of an Eligible Portfolio are no longer available for investment or if in American National's judgment further investment in any Eligible Portfolio should become inappropriate in view of the purposes of the Separate Account, American National may redeem the shares, if any, of that Eligible Portfolio, and substitute shares of another registered open-end management company. American National will not substitute any shares attributable to a Contractowner's interest in a Subaccount of the Separate Account without notice and prior approval of the SEC and possibly state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Contractowners.

  American National also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the American National Fund or in shares of another investment company having a corresponding investment objective. American National may eliminate one or more Subaccounts with SEC approval if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contractowners on a basis to be determined by American National.

  If any of these substitutions or changes are made, American National may by appropriate endorsement change the Contract to reflect the substitution or change. If American National deems it to be in the best interest of Contractowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be registered under that Act if registration is no longer required, or it may be combined with other American National Separate Accounts. In addition, American National may, when permitted by law, restrict or eliminate any voting rights as to the Separate Account.

  The Contractowner will be notified of any material change in the investment policy of any Eligible Portfolio in which the Contractowner has an interest.

  Unless Contractowners have directed a different allocation, shares of the American National Fund and the Fidelity Funds will be redeemed, pro rata, to the extent necessary for American National to collect charges under the Contract, to pay the surrender value upon full or partial surrenders of the Contracts, to make policy loans, to provide benefits under the Contract, or to transfer assets from one Subaccount to another or to the Fixed Account. Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

  Each Contractowner should periodically consider the allocation among the Subaccounts and the Fixed Account in light of current market conditions and the investment risks attendant to investing in the American National Fund's and the Fidelity Fund's various portfolios.

                                 FIXED ACCOUNT

  During the Accumulation Period, Contractowners may elect to allocate all or a portion of their Net Purchase Payment to the Fixed Account and, subject to certain limitations, they may also transfer Accumulation Value from the Subaccount to the Fixed Account. Transfers from the Fixed Account to the Subaccount are restricted. (See Transfers Prior to Annuity Date, page 16.)

  Net Purchase Payments allocated to the Fixed Account and transfers from a Subaccount to the Fixed Account are placed in the General Account of American National. The General Account includes all of American National's assets except those segregated in its separate accounts. American National has the sole discretion to invest the assets of its General Account, subject to applicable law. American National bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Contract owner bears the investment risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act (the O1933 Act's), nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. American National understands that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

  American National guarantees that it will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. American National may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

                                   CONTRACTS

PURPOSE OF THE CONTRACTS

  The Contracts described in this Prospectus may be issued for use with retirement plans and trusts qualified under the Internal Revenue Code of 1986, as amended (the "Code"), for favorable tax treatment ("Qualified Contracts") and for use with plans and trusts which are not so qualified ("Non-Qualified Contracts"). See section entitled "Federal Tax Matters-Qualified Contracts," page 23 for further details.

  The terms of the Contracts may only be changed by mutual agreement between American National and each Contractowner, except as described in "Substitution of Investments, on page 14; for changes required to make the Contracts comply with any law or regulation issued by a governmental agency to which American National or the Contracts are subject; and for changes necessary to assure continued qualification of the Contracts under the Internal Revenue Code.

TYPES OF CONTRACTS

 This Prospectus offers the following two general types of Variable Annuity
Contracts:

                           DEFERRED ANNUITY CONTRACT

  This type of Contract allows an individual to vary the Purchase Payments or pay a single Purchase Payment. There are two types of Flexible or Single Purchase Payment Deferred Annuities: Non-qualified and Qualified. Annuity payments will commence at a later date.

                          IMMEDIATE ANNUITY CONTRACT

  This form of Immediate Annuity Contract is used by an individual making a single Purchase Payment. The individual will receive Immediate Annuity payments annually, semi-annually, quarterly or monthly.

  The availability of any Variable Annuity Contract described herein in any particular state is dependent upon the approval of that Contract by that state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

  Individuals wishing to purchase a Contract must complete an application and provide the required initial Purchase Payment which will be sent to American National's Home Office. (See page 16, Allocation of Purchase Payments.) If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any payment received will be returned immediately unless the applicant specifically consents to have American National retain the payment pending completion of the application.

  As indicated earlier, Contractowners have a "free look" period, generally ten days, within which a Contractowner can return the Contract to American National's Home Office and American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus any premium taxes, mortality and risk fees and advisory fees deducted. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. American National requires that all Net Purchase Payments received by American National during the 15-day period after the Date of Issue are allocated to the Subaccount of the VIP Money Market Portfolio of the Fidelity Funds. Thereafter, such amounts allocated to the Subaccount of the Money Market Portfolio and Net Purchase Payments paid are allocated as directed by the Contractowner. No surrender charges are assessed on premiums returned during this "free look" period.

  Deferred Annuity Contracts require certain minimum initial and subsequent Purchase Payments. For Flexible Purchase Payment Deferred Annuity Contracts, the minimum initial monthly and subsequent payments are $100. Single Purchase Payment Deferred Annuity Contracts require a minimum single payment of $5,000. The maximum Purchase Payment under any Deferred Annuity Contract is $1,000,000 without the prior approval of American National. For Immediate Annuity Contracts, the minimum initial investment is $2,000. These amounts may be changed at the sole discretion of American National. In addition, American National reserves the right to terminate any Deferred Annuity Contract for certain specified reasons, including failure of the Accumulation Value to meet certain specified minimums.

  For a Flexible Purchase Payment Deferred Annuity Contract, Purchase Payments may be made at such intervals as desired, but are usually made on an annual, semi-annual, quarterly or monthly basis. The frequency of Purchase Payments may be changed by the Contractowners. If Purchase Payments cease, they may be resumed at a future date, subject to the Annuity Date requirements. The number of changes permitted and the maximum payments allowed under the Internal Revenue Code for Qualified Contracts vary depending on the type of Plan. Failure to comply with those limitations may subject the Contract to adverse tax treatment.

ALLOCATION OF PURCHASE PAYMENTS

  After the "free lookO period, Net Purchase Payments will be allocated to each Subaccount in accordance with the written instructions contained in the application. The Contractowner may by written instruction to the Home Office indicate one or more Subaccounts and/or the Fixed Account to which a specified portion or portions of the Net Purchase Payment should be applied, except that no allocation will be permitted which would result in less than 10% of the Net Purchase Payment being allocated to any one Subaccount and/or the Fixed Account. Changes in allocation of future Net Purchase Payments (with the same 10% minimum) may be made at any time by written instruction to the Home Office or by telephone instruction, provided that a properly completed Telephone Transfer Authorization Form is on file with American National.

CREDITING OF ACCUMULATION UNITS

  During the Accumulation Period, all Net Purchase Payments received will purchase Accumulation Units in the Subaccount selected and/or allocated to the Fixed Account. The number of Accumulation Units purchased is determined by dividing the dollar amount of the Net Purchase Payment allocated to the Subaccount by the Accumulation Unit Value for that Subaccount next computed following allocation of the Net Purchase Payment to such Subaccount.

DETERMINING THE ACCUMULATION UNIT VALUES

  The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. The Accumulation Unit Value of each Subaccount shall be calculated by: (i) multiplying the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date times the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date; (ii) subtracting therefrom a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that Subaccount and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date. The Accumulation Unit Value for each Subaccount shall be calculated at the end of each Valuation Period. Investment performance of the portfolio companies, portfolio company expenses, and the deduction of certain charges affect the Accumulation Unit Value for each Subaccount.

TRANSFERS PRIOR TO ANNUITY DATE

  Accumulation Value may be transferred among the Subaccounts and/or the Fixed Account subject to the following limits. The transfers may be requested in person, by mail, or by telephone. A Telephone Transfer Authorization Form must be on file at American National's home office before any telephone instructions will be allowed. The total amount transferred from each Subaccount must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount after a transfer is $100. American National will effectuate transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the Valuation Period during which the transfer request is received. Transfers from the Fixed Account to the Subaccounts are allowed subject to the following limits. Once each Contract Year, during the thirty-day period beginning on the Contract anniversary, the maximum amount which may be transferred from the Fixed Account to the Subaccounts is the greater of (a) twenty-five percent of the amount in the Fixed Account, or (b) $1,000.

  The first twelve transfers per Contract Year will be permitted free of charge. Any additional transfers will be charged a $10.00 fee at the time of the transfer and will be deducted from the amount transferred. (See Exchange Fee, page 18). Transfers resulting from policy loans will not be subject to a transfer charge. In addition, such policy loans will not be counted for purposes of the limitation on the number of free transfers allowed in each year. American National may at any time revoke or modify the transfer privilege, including the number and minimum amount transferable. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 21.

                            CONTRACTOWNER INQUIRIES

  Contractowner inquiries should be addressed to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999, or made by calling
(409) 763-4661.

            CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

SURRENDER CHARGE

  Since no deduction for a sales charge is made from Purchase Payments, a contingent deferred sales charge (a "Surrender Charge") is imposed on certain partial and full withdrawals to cover certain expenses relating to the distribution of the Contracts. An amount of the Accumulation Value equal to the greater of (i) Accumulation Value less total Purchase Payments made, or (ii) 10% of the Accumulation Value in a Contract Year, may be withdrawn without a Surrender Charge. On withdrawals of that portion of the Accumulation Value representing Purchase Payments, a Surrender Charge is imposed based upon the number of Contract Years since the Contract Year in which the Purchase Payments withdrawn were paid, on a first paid, first withdrawn basis. The Surrender Charge is a maximum of 7% of the Purchase Payment withdrawn and grades down to zero in the eighth Contract Year after the Purchase Payment being withdrawn was made.

  In no event will the sum of all surrender charges and the distribution expense charges assessed exceed 9.0% of total Purchase Payments paid. (See the chart under "Contractowners Transaction Expenses" at Page 7.)

OTHER CHARGES

(a)  Administrative Charges

     American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. These administrative charges are to cover all fixed and varying costs of administering the Contract. These charges are designed only to reimburse American National for the cost of administration and are not intended to produce a profit.

     The annual contract fee is charged at the end of each Contract Year to cover American National's fixed cost of administration of the Contract. The charge is $25.00 for Non-qualified Deferred Annuity Contracts and $30.00 for all Qualified Deferred Annuity Contracts. When a Contract is surrendered for its full value, a pro rata portion of the annual contract fee will be deducted at the time of full surrender.

     Immediate Annuity Contracts have a one time contract fee of $100.00 when the single Purchase Payment is paid.

     An administrative asset fee is charged daily at an annual rate of 0.10% to each Subaccount to cover the varying costs of a Deferred Annuity Contract.

(b)  State Premium Taxes

     An amount for state premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed by a given state. American National's current practice is to deduct any state premium tax imposed by a State upon annuitization of the Contracts. In some states, however, premium taxes must be deducted from Purchase Payments made under the Contracts when the payments are received by American National.

(c)  Mortality and Expense Risk Fee

     American National assumes a number of risks under the Contracts. While annuity payments will vary in accordance with the investment performance of the selected Subaccounts, the amount of such payments will not be decreased because of adverse mortality experiences of Annuitants as a class or because of an increase in actual expenses of American National over the expense charges provided for in the Contracts. American National assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that fees deducted may not prove sufficient to cover its actual costs. In assuming these risks, American National agrees to continue annuity payments under life-contingent annuity options determined in accordance with the annuity tables and other provisions of the Contracts, to the Annuitant or other payee for as long as he or she may live. In addition, American National is at risk for the death benefits payable under the Contracts, to the extent that the death benefit in such cases exceeds the Accumulation Value.

     For American National's contractual promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.45% per annum Expense Risk Fee will be assessed daily against the Separate Account based on the value of its net assets. This fee is assessed during the Accumulation Period and during the Annuity Period. American National could realize a gain or a loss from such fee depending on the mortality and expenses actually incurred.

(d)  Distribution Expense Charge

     A distribution expense is assessed daily to each Subaccount to compensate American National for the risk that surrender charges assessed under the Contracts may be insufficient to cover the costs of distributing the Contracts. The distribution expense charge is 0.05% annually for Qualified and Non-qualified Deferred Annuity Contracts. If the distribution expense charge is insufficient to cover the actual risk assumed, American National will bear the loss; however if the charge is more than sufficient, any excess will be a profit to American National. The sum of all surrender charges and the distribution expense charges assessed will at no time exceed 9.0% of all Purchase Payments paid.

(e)  Charges for Taxes

     Currently, no charge will be made against the Separate Account for federal, state or local income taxes. American National may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local tax treatment or if tax treatment of American National changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account. American National would not realize a profit on such taxes with respect to the Contracts.

(f)  Exchange Fee

     An exchange fee of $10.00 will be imposed for each additional transfer among the Subaccounts and Fixed Account after twelve transfers per Contract Year to compensate American National for the costs of effecting the transfer. Since the fee reimburses American National for the cost of effecting the transfer only, American National does not expect to make any profit from the exchange fee. This fee will be deducted from the amount transferred. The exchange fee will not be imposed on transfers that occur as a result of policy loans. The amount of the transfer charge will not be increased.

DEDUCTION OF FEES

  When annual contract fees are deducted from the Accumulation Value of a Contract, the deductions shall be allocated among the Subaccounts and the Fixed Account in the same proportion as the Accumulation Value in each Subaccount and the Fixed Account bears to the total Accumulation Value on that date.

EXCEPTIONS TO CHARGES

  The surrender charges, distribution expense charges or other administrative charges or deductions may be reduced for sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges or other administrative charges or deductions.

                       DISTRIBUTIONS UNDER THE CONTRACT
                              ACCUMULATION PERIOD


FULL AND PARTIAL SURRENDERS

  Any Contract may be surrendered in full or partially during the Accumulation Period, subject to the limitations discussed herein. If a partial surrender would leave less than $250 total Accumulation Value in the Contract, then the Contract will be fully surrendered. A request for a partial surrender should specify the allocation of that surrender, as applicable, from the Fixed Account and each Subaccount. In the absence of specification, American National will take amounts in the same proportion as needed to satisfy the surrender in the manner set forth in "Deduction of Fees," on page 18. Upon a partial surrender, any charges will be deducted from the amount of the surrender.

  Upon receipt of an application for a partial or full surrender of a Contract signed by the Contractowner, the applicable Accumulation Unit Value will be that next determined after such application is received in American National's Home Office. The Accumulation Value of a Contract which is available for full surrender may be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value at that time, adding any Accumulation Value in the Fixed Account and deducting pro rata annual administrative fees and any surrender charge. Partial or full surrenders will be paid within seven days of receipt of the written request in proper form, except as described below.

  If at the time the Contractowner makes a surrender request, he or she has not provided American National with a written election not to have federal and state income taxes withheld, American National is required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

POLICY LOANS IN SPECIAL CIRCUMSTANCES

  Policy loans are allowed on Qualified Deferred Annuity Contracts where Federal Law permits policy loans to be taken without being considered a taxable distribution. Policy loans are not allowed on Non-Qualified Deferred Annuity Contracts because of adverse tax consequences.

POLICY LOANS

  After the first year, the Contractowner may borrow money from American National using the Contract as the only security for the policy loan. Policy loans are usually funded within seven days after receipt of a written request in proper form. Only one loan will be permitted at any time. Policy loans may have a tax consequence. (See Federal Tax Matters, page 22.)

(a)  Policy Loan Amount

     The policy loan amount cannot be less than $2,500 nor exceed the lesser of:

     (1) 50% of the Contract's Accumulation Value less surrender charges on the date of the policy loan; or

     (2)  $50,000.00.

(b)  Loan Interest

     American National will charge interest daily on any policy loan at an annual loan interest rate not to exceed 8%. Interest is due:

     (1) at the end of each Contract Year; or

     (2) when the policy loan is paid back, if that comes first.

     If interest is not paid when due, it will become part of the policy loan and will accrue interest charges.

(c)  Effect of Policy Loans

     When a policy loan is made, Accumulation Value equal to the amount of the policy loan will be transferred from the Accumulation Value in the Separate Account and/or the Fixed Account to American National's General Account as security for the Policy Debt. The Accumulation Value securing the policy loan will earn interest at an annual rate not less than 3.0% which will be credited at the end of the Contract Year. The Accumulation Value securing the policy loan will be allocated among the Subaccounts and/or the Fixed Account in accordance with the instructions given by the Contractowner when the policy loan is requested. The minimum amount which can remain in a Subaccount or the Fixed Account after a policy loan is $100. In the event no allocation instructions are provided or the allocation instructions conflict with this minimum held in Subaccounts, the policy loan amount will be processed in the manner as set forth in the "Deduction of Fees" on page
     18. American National will transfer Accumulation Value from the Subaccounts and/or the Fixed Account to secure loan interest which is not paid when due in any Contract Year. (Refer to "Deduction of Fees" on page 18.)

     A policy loan will permanently affect the Accumulation Value of a Contract even if the policy loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the Subaccount(s) selected by the Contractowner is less than or greater than the interest rate credited to the Accumulation Value held in the General Account to secure the policy loan. In comparison to a Contract under which no policy loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the Subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the Subaccount(s).

     Interest earned on amounts held in the General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that Net Purchase Payments are being allocated to those Subaccounts and the Fixed Account at the time. Upon repayment of Policy Debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision will be transferred to increase the Accumulation Value in that Subaccount and/or the Fixed Account.

(d)  Policy Debt

     All outstanding policy loans together with accrued interest thereon will be a Policy Debt. The Contract will terminate and have no value if at any time the Policy Debt on the Contract equals or exceeds the Accumulation Value less surrender charges. The effective date of termination will be 31 days after American National has mailed notice of termination to the Contractowner's last known address and the Contractowner has not paid the Policy Debt exceeding surrender amount.

     If a surrender is requested while any policy loan is outstanding, the Accumulation Value will be reduced by the Policy Debt, if any, and any surrender charges.

     If any death benefit proceeds or annuity benefits become due and payable while any policy loan is outstanding, the amount of proceeds will be reduced by the Policy Debt.

(e)  Policy Loan Repayment

     All policy loans, other than "Home Loans," must be repaid in full on or before the fifth anniversary of the date of the policy loan. All policy loans may be repaid in a lump sum payment or, at American National's discretion in installments. All policy loan payments must be at least $10.00.

     Any Policy Debt, other than Policy Debt on a "Home Loan," which remains unpaid after the fifth anniversary of the date of policy loan will be deemed a distribution of the Contract proceeds. The Contract will be reduced by the amount of any such balance. (Refer to Tax Section.)

     "Home Loan" means any policy loan obtained for the purpose of acquiring, constructing, reconstructing or substantially rehabilitating a dwelling unit for use by the Contractowner (as defined in Section 267(c) of the Internal Revenue Code) as a principal place of residence for a reasonable period of time.

     "Home Loans" may be repaid over a period of time not to exceed 15 years, with level installment payments made not less frequently than quarterly.

DEATH BENEFIT DURING ACCUMULATION PERIOD

  In the event of Annuitant's death prior to the Annuity Date, a death benefit will be payable equal to the greater of: (i) Accumulation Value less Policy Debt on the date that notice of death is received by American National at its home office in Galveston, Texas, or (ii) the Minimum Guaranteed Death Benefit on the Contract less Policy Debt. The death benefit will be paid in a lump sum to the beneficiary named in the contract usually within seven business days of receipt of proof of death in proper form.

  In lieu of payment in one lump sum, the Contractowner may elect that the death benefit be applied under any one of the annuity options described on page 21. If the Contractowner did not make such an election, the beneficiary may do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any further amounts due, should the first beneficiary die before completion of the specified payments. The manner in which annuity payments to the beneficiary are determined and in which they may vary from month to month are described under "Annuity Period," on page 20.

                                ANNUITY PERIOD

  All or a part of any amount payable at the Annuity Date for Deferred Annuity Contracts may be applied to any of the Annuity Options. American National will discharge in a single sum any liability under an assignment of the Contract and any applicable federal or state taxes, fees or assessments based on or predicated on the purchase payments of this contract which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that American National will apply to an Annuity Option is $2,000. American National's consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

(a)  Non-Qualified Contracts

     The date on which annuity payments are to begin and the form of annuity are elected in the application. A Contract may not be purchased after age 85 and annuity payments must begin no later than age 95.

(b)  Qualified Contracts

     The date on which annuity payments are to begin and the form of annuity are elected in the application. A Contract may not be purchased after age 70 and annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70-1/2.

     If no election of an Annuity Date is made under a Contract, American National reserves the right to automatically begin payments at age 65 (or if age at purchase was over 55, then 10 years after issue) under Option 2, Life Annuity with 120 monthly payments certain. Once an Annuity Payment is made, the Annuity Option can not be changed to another Annuity Option. (See "Federal Tax Matters" on page 22.)

ALLOCATION OF BENEFITS

  If no election is made to the contrary, the Accumulation Units of each Subaccount will be changed into Annuity Units and applied to provide a Variable Annuity based on that Subaccount.

  In lieu of this automatic allocation of annuity benefits the Contractowner may elect to transfer his or her Accumulation Units to any other Eligible Portfolio. After the Annuity Date, transfers among Subaccounts may be made twelve times each Contract year. Each Contractowner may transfer Annuity Units of one Subaccount into Annuity Units of another Subaccount and/or Fixed Accounts as discussed above at any time other than during the five-day interval prior to and including any annuity payment date. There are no transfers allowed during the Annuity Period from the Fixed Account to the Separate Account.

  No election may be made for any individual unless such election would produce an initial annuity payment of at least $20.

ANNUITY OPTIONS

 The following annuity options are available.

  Option 1 - Life Annuity - Annuity payment payable monthly during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred prior to the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

  Option 2 - Life Annuity with ten or 20 Years Certain - An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

  Option 3 - Unit Refund Life Annuity - An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing the amount applied under this option by the amount of the first monthly annuity payment. This option guarantees that the annuity units but not the dollar value applied under a Variable Annuity payout will be repaid to the Annuitant or his beneficiary.

  Option 4 - Joint and Survivor Annuity - An annuity payable monthly during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due prior to the death of the survivor. It would be possible under this option, for only one annuity payment to be made if both individuals under the option died prior to the second annuity payment date, or only two annuity payments if both died prior to the third annuity payment date, etc.

  Option 5 - Installment Payments, Fixed Period - An amount payable monthly for any specified number of years not exceeding 20. The amount of each Variable Annuity payment will be determined by multiplying (a) and (b) where (a) is the Annuity Unit Value on the day the annuity payment is made and (b) is the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

  Option 6 - Equal Installment Payments, Fixed Amount - An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with American National.

  Option 7 - Deposit Option - The amount due may be left on deposit with American National for placement in its Fixed Account with interest at the rate of not less than 3.0% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

  Option 8 - IRC Age Recalculation - An annuity payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year as computed in reference to actuarial tables prescribed by the Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

  At any time, any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at the Home Office based on the value next computed after receipt of the request.

  Other Annuity Forms - Provision may be made for annuity payments in any reasonable arrangement mutually agreed upon.

  If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, 6 or 8 above, the present value will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS:
ASSUMED INVESTMENT RATES

  The annuity tables in the Contract which are used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular Subaccount selected is such that the net investment return to the Contract is 3.0% per annum, the annuity payments will remain constant. If the net investment return exceeds 3.0%, the annuity payments will increase and if the return is less than 3.0%, the annuity payments will decline.

  The annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

  At the election of the Contractowner, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request from American National's home office.

ANNUITY PROVISIONS

  Non-qualified life contingent annuity payments are determined on the basis of the mortality table (1983 Table a projected to 1993, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected, and varies with the investment performance of the Eligible Portfolios in which the Contractowner has invested.

  Qualified life contingent annuity payments are determined on the basis of the mortality table [1983 Table a (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and varies with the investment performance of the Eligible Portfolios in which the Contractowner has invested.

  Payment of any amount upon surrender, upon a request for policy loans, benefits payable in connection with death, annuity payments, and transfers may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("Commission"); (ii) the Commission by order permits postponement for the protection of the Policyowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

                              FEDERAL TAX MATTERS

INTRODUCTION

  The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which each Contractowner may be entitled to or may receive a distribution under a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

TAXATION OF ANNUITIES IN GENERAL

  A Contractowner, other than a corporate owner or an owner that is not a natural person, is not generally subject to income tax on increases in the Accumulation Value of the Contract until payments are received under the Contract. Income taxation of the benefits received under the Contract, whether before or after the Annuity Date, is determined under Section 72 of the Code.

  Any distribution whether a full or partial surrender, prior to the Annuity Date may subject the Contractowner to income tax. For this purpose, a policy loan under any Contract, or an assignment or pledge (or an agreement to assign or pledge) is considered a distribution prior to the Annuity Date.

  If the distribution prior to Annuity Date is by full surrender, the Contractowner is taxed on the amount distributed less Purchase Payments less any prior partial surrenders which were not subject to income tax.

  If the distribution prior to the Annuity Date is by partial surrender, it is deemed to come first from any previously untaxed Accumulation Value and then from Purchase Payments. The Contractowner is subject to income tax on any previously untaxed Accumulation Value which is distributed.

  Purchase Payments may be paid by means of a tax free exchange of annuity Contracts under Section 1035 of the Code. Contracts exchanged under Code Section 1035 will be subject to the annuity income tax rules of Section 72 of the Code in effect after that date, with exceptions set out in the description of the Penalty Tax regarding the First-in First-out treatment of pre-August 14, 1982 contracts.

  Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Code Section 403(b)(11)) are limited to circumstances only: when the Contractowner attains age 59-1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code); or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Accumulation Value which represents contributions made by the Contractowner and does not include any investment results. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) qualified plans, all Contractowners should seek competent tax advice regarding any withdrawals or distributions.

  If distributions are received after the Annuity Date under an annuity option, that portion of each annuity payment which represents the Contractowner's investment in the Contract is excluded from gross income for income tax purposes. The "investment in the contract" is equal to the total Purchase Payments for the Contract less any payments under the Contract that were excluded from gross income. Once the Contractowner's investment in the Contract is returned in full, the entire amount of each annuity payment is taxable as ordinary income.

  The Technical and Miscellaneous Revenue Act of 1988 made several changes in the Code. Among those changes is a provision that provides that all annuity Contracts issued by the same life insurance company to the same Contractowner during a twelve month period shall be treated as one annuity Contract for purposes of determining the amount includable in the Contractowner's income for amounts not received as an annuity. This rule will apply to a distribution received under the Contract, including a distribution by full or partial surrender, or other distribution that is not in the form of a payment received under an annuity option of the Contract.

  If the Contractowner dies before the Annuity Date, the Accumulation Value must be distributed within a specified period. This distribution requirement does not apply where the spouse of the Contractowner is the successor owner.

  Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States.

  The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contracts, in order for the Contracts to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contracts in any way necessary to maintain compliance with these standards.

PENALTY TAX ON DISTRIBUTIONS

  If there is a taxable distribution from the annuity, there is a penalty tax equal to 10% of the taxable amount distributed to the extent the taxable distribution is considered to be an early distribution under the annuity Contract. The penalty tax does not apply to taxable distributions made as a result of the death or disability of the Contractowner or distributions made after the Contractowner reaches age 59-1/2; to distributions made under Immediate Annuities; to distributions made under Settlement Options 1 or 4, provided the distribution under such plans are substantially equal; and to distributions attributable to Purchase Payments prior to August 14, 1982. The penalty tax will not apply to distributions attributable to Purchase Payments within ten years or more prior to the distribution. For this purpose, distributions will be attributed to Purchase Payments on a "first-in, first-out" basis (to the earliest Purchase Payment which has not been fully allocated to prior distributions).

QUALIFIED CONTRACTS

  Qualified Contracts are designed for use with several types of qualified plans including those subject to Code sections 401, 403(b), 408, and 457. The tax rules applicable to Annuitants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Annuitants in qualified plans may include: individuals purchasing Individual Retirement Annuities (IRAs); business owners (both self-employed and stockholders) who establish pensions, profit sharing plans, and SEPs; employees of 501(c)(3) organizations or public schools contributing to 403(b) annuities; and government employees covered by a 457 deferred compensation plan.

  As a general rule, Purchase Payments made by or for Annuitants in qualified plans are not subject to current taxation. To the extent any such amounts are taxed prior to or at the time of Purchase Payment, such amounts establish a cost basis exempt from tax at the time of distribution.

  Distributions from Qualified Contracts must satisfy certain minimum distribution requirements. These requirements relate to both the time and amount of distribution which include premature payments. Failure to comply may result in penalty taxes which would be in addition to normal taxes. Distributions from 401 plans and 403(b) annuities paid to the plan participant/annuitant will be subject to mandatory Federal withholding of twenty percent (20%). No withholding will apply if there is a direct rollover among plans.

  The Retirement Equity Act of 1984 imposes certain requirements with respect to payments from qualified plans for married Annuitants and provides certain restrictions involving qualified domestic relations orders.

                                  PERFORMANCE

  Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

  A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

  The FID Money Market Subaccount and the AN Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the Subaccount over a 30-day period.

                         DISTRIBUTOR OF THE CONTRACTS

  SM&R, One Moody Plaza, Galveston, Texas 77550-7999, a wholly-owned subsidiary of American National will act as the principal underwriter of the Contracts pursuant to a Distribution and Administrative Services Agreement between itself and American National. SM&R was organized under the laws of the State of Florida in 1964, and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. (See the American National Fund's Prospectus.)

  Registered representatives of SM&R who sell Variable Annuities will receive commissions from SM&R based upon a commission schedule. After issuance of the Contract, broker-dealers will receive sales commissions aggregating no more than 8.0% of the Purchase Payments. In addition to such sales commissions, after the first Contract year, broker-dealers who have entered into distribution agreements with American National may receive an annual override commission of no more than 0.25% of the Contract's accumulation value. SM&R and American National may authorize other registered broker/dealers and their Registered Representatives to sell the Contracts subject to applicable law.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

  American National holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. American National maintains records of al purchases and redemptions of shares of Eligible Portfolios by each of the Subaccounts.

                                 VOTING RIGHTS

  All of the assets held in the Subaccounts of the Separate Account will be invested in shares of the corresponding Eligible Portfolios. American National is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of the American National Fund and the Fidelity Funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, American National will vote all shares of Eligible Portfolios held in the Separate Account at regular and special shareholder meetings in accordance with instructions received from Contractowners. The number of votes for which each Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund or the Fidelity Funds, as the case may be. American National will furnish Contractowners with the proper forms, materials and reports to enable them to give it these instructions.

  The number of shares of an Eligible Portfolio in a Subaccount for which instructions may be given by a Contractowner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in each Subaccount for which no timely instructions from Contractowners are received and shares of an Eligible Portfolio held in each Subaccount which do not support Contractowner interests will be voted by American National in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, American National may elect to vote shares of the Eligible Portfolios in its own right.

  Matters on which Contractowners may give voting instructions include the following: (1) election of the Board of Directors of the American National Fund or the Fidelity Funds (2) ratification of the independent accountant of the American National Fund or the Fidelity Funds; (3) approval of the Investment Advisory Agreement for the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount; (4) any change in the fundamental investment Policies of the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of the American National Fund or the Fidelity Funds under the 1940 Act.

                     STATE REGULATION OF AMERICAN NATIONAL

  American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year a National Association of Insurance Commissioners convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance.

  Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

  In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Contracts offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. However, differences in state laws may require American National to offer a Contract in one or more states which are more favorable to a Contractowner than provisions in a Contract offered in other states.

                                 LEGAL MATTERS

  All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue the Contract under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, LLP, General Counsel.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. American National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                    EXPERTS

  The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1996 and 1995 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1996 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                            ADDITIONAL INFORMATION

  A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, American National and the Contract offered hereby. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

  The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

                       TABLE OF CONTENTS OF STATEMENT OF
                            ADDITIONAL INFORMATION



                                                                     PAGE

The Contract........................................................   3
Valuation of Accumulation Units.....................................   3
Computation of Variable Annuity Payments............................   3
Annuity Unit Value..................................................   3
Summary.............................................................   4
Exceptions to Charges...............................................   4
Termination of Contract.............................................   4
Group Unallocated Contract..........................................   4
Additional Federal Tax Matters......................................   4
Limits on Subsequent Purchase Payments
  (Under the Internal Revenue Code).................................   4
Taxation of American National.......................................   5
Tax Status of the Contracts.........................................   5
Assignment..........................................................   5
Distribution of the Contracts.......................................   5
Safekeeping of Separate Account Assets..............................   5
State Regulation of American National...............................   5
Records and Reports.................................................   6
Performance.........................................................   6
Total Return........................................................   6
Yields..............................................................   6
Legal Matters.......................................................   7
Legal Proceedings...................................................   7
Experts.............................................................   7
Additional Information..............................................   7
Financial Statements................................................   7
Financials..........................................................   8

              PURCHASER SUITABILITY FORM & ARBITRATION AGREEMENT
   This form must accompany all applications for American National Variable
                 Universal Life and Variable Annuity products.

1. NEW PURCHASER INFORMATION
       Name                               Date
       Address
       Social Security or Tax I.D. Number

If Purchaser is a corporation, partnership or other legal entity, names of any persons authorized to transact business on behalf of entity:

2. PURCHASER'S OCCUPATION
       Name and Address of Employer
       Business Phone

3.  IS THE PURCHASER EMPLOYED BY OR ASSOCIATED WITH A MEMBER OF THE
    NASD OR NYSE?

    [ ] Yes   [ ] No  If yes, provide the name, address and phone number of the firm:

4. TAX STATUS
   [ ]  Single   [ ]  Head of Household    [ ]  Married filing separate returns
   [ ]  Married filing joint return or qualifying widow(er) with dependent child   [ ]  Corporation   [ ]  Other

5. MARITAL STATUS
   [ ]  Married   [ ]  Single   [ ]  Widowed

6. DEPENDENTS
   [ ]  Spouse  [ ]  Children:  Ages ________________________________              [ ]  Other

INVESTOR SUITABILITY INFORMATION (the information requested applies to the Applicant/Policy Owner if different from the Proposed Insured) To be completed by Purchaser or Registered Representative.
NASD rules require Registered Representatives to have reasonable grounds for believing the recommended purchase is suitable for the customer. Therefore, representatives are required to make inquiries concerning the financial condition of a proposed purchaser of any of American National's Variable products. You are urged to supply such information so that the representative can make an informed judgment as to the suitability of your investment selection(s). However, you are not required to divulge such information. If you choose not to do so, you must sign at the section provided below indicating refusal and acknowledging that the representative did request the suitability information.

1. SOURCES OF FUNDS FOR INVESTMENT
A.  [ ]  Current Earnings         C.  [ ]  Gift or Inheritance       E.  [ ]  Insurance Benefit
B.  [ ]  Savings                  D.  [ ]  Sale of Assets            F.  [ ]  Maturity Proceeds          G.  [ ]  _________________

2. PRIMARY PURPOSE OF INVESTMENT
A.  [ ]  Education                C.  [ ]  Savings                   E.  [ ]  Retirement                 G.  [ ]  Estate Planning
B.  [ ]  Tax Shelter              D.  [ ]  Business Purposes         F.  [ ]  Current Income             H.  [ ] __________________

3. INVESTMENT PROFILE
(a)  What is your current investment preference?
     [ ]  Aggressive Growth           [ ]  Growth                        [ ]  Growth & Current Income
     [ ]  Current Income              [ ]  Maximum safety, even if modest return
(b)  What is your risk comfort level?
     [ ]  High                        [ ]  High/Moderate                 [ ]  Moderate      [ ]  Moderate/Limited   [ ]  Low
(c)  What is your financial goal time horizon?
     [ ]  1-5 years                   [ ]  5-10 years                    [ ]  10 years and beyond
(d)  What is your age range?
     [ ]  21-40                       [ ]  41-59                         [ ]  60 +
(e)  What is your tax bracket?
     [ ]  15%                         [ ]  28%                           [ ]  28% +
(f)  What is your estimated annual family income?
     [ ] ($15,000                     [ ]  $15,000-$30,000               [ ]  $30,000-$50,000
     [ ]  $50,000-$100,000            [ ]  Over $100,000
(g)  What is your estimated net worth (exclude home, furnishings and automobiles)?
     [ ] ($25,000   [ ]  $25,000  [ ]  $50,000  [ ]  $50,000  [ ]  $100,000  [ ]  Over $100,000
(h)  Are you responsible for the financial welfare of anyone other than your immediate family (i.e. alimony, child or parental
     support,etc.)?               [ ]  Yes      [ ]  No
(i) Do you own other securities?  [ ]  Yes      [ ]  No
Types:  [ ]  Stocks  [ ]  Bonds  [ ]  Mutual Funds  [ ]  Variable Products  [ ]  Other
I (we) furnished the above suitability information and it has been accurately recorded.

     ______________________________________________                              ________________________________________________
                Purchaser Signature                                                            Joint Owner Signature
                                                     continued on reverse side

             STATEMENT OF REFUSAL TO PROVIDE FINANCIAL INFORMATION

I (we) fully understand that the Registered Representative, acting on behalf of American National Insurance Company and Securities Management & Research, Inc., has requested the above suitability information to determine whether my (our) purchase of American NationalOs Variable products is an appropriate investment considering my (our) financial situation. I (we) refuse to provide the requested information and by my (our) signature(s) below agree not to seek rescission of the applicable variable product issued or damages based on its unsuitability.


_______________________________________      ___________________________________
           Purchaser Signature                      Joint Owner Signature

REGISTERED REPRESENTATIVE NOTICE - Should the Purchaser sign the above Statement of Refusal to Provide Financial Information, it is still an NASD requirement that you have reasonable grounds to recommend the purchase of this investment as suitable. Therefore, you must complete the suitability information to the best of your knowledge and certify that you have done so when signing the Registered RepresentativeOs Statement below.

                      PURCHASER AGREEMENT TO ARBITRATION
            (THIS SECTION IS NOT APPLICABLE TO MISSOURI RESIDENTS)

The following conditions are agreed to by all parties to this agreement.

1. Arbitration is final and binding on the parties.
2. The parties are waiving their right to seek remedies in court, including the right to a jury trial.
3. Pre-arbitration discovery is generally more limited and different from court proceedings.
4. The arbitrators' award is not required to include factual findings or legal reasoning and any partyOs right to appeal or to seek modification of rulings by arbitrators is strictly limited.
5. The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

By signature below, I (we) understand that I (we) have the right to any dispute between us arising under the federal securities laws to be resolved through litigation in the courts. In lieu of using the courts, I (we) may agree, after any such dispute has arisen, to settle it by arbitration before an appropriate group of arbitrators. However, I (we) understand that any other dispute between us arising out of any transaction or this agreement shall be settled by arbitration before the National Association of Securities Dealer, Inc., which must be commenced by a written notice of intent to arbitrate. Judgment upon any award may be entered in any appropriate court.

I (we) further understand that we may not bring a punitive or certified class action to arbitration, nor seek to enforce any pre-dispute arbitration agreement against anyone who has initiated in court a punitive class action; or who is a member of a punitive class action until (1) the class action certification is denied; or (2) the class is decertified; or (3) I (we) are excluded from the class action by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any right under this agreement except to the extent stated herein.

_______________________________________      ___________________________________
           Purchaser Signature                      Joint Owner Signature


REGISTERED REPRESENTATIVE STATEMENT & SIGNATURE

Check appropriate boxes.

  [ ]  Application attached.
  [ ]  Signed Arbitration Agreement
  [ ] Suitability Information was provided by the Purchaser(s) and the Purchaser(s) signed acknowledgment that information was accurately recorded.
       or,
  [ ] Refusal to Provide Financial Information Statement signed by Purchaser(s). I provided the suitability information to the best of my knowledge and have reasonable grounds to recommend the purchase of this investment as suitable for the Investor.


______________________________________  _______________________________________
Registered Representative Signature     Registered Representative Personal Code


______________________________________   ______________________________________
Registered Representative Name (print)   Date       Branch Office #        PSO#

================================================================================

Home Office Approval: _________________________________

Date Received: __________________________

        DISTRIBUTOR
        Securities Management & Research, Inc.
        One Moody Plaza
        Galveston, Texas 77550-7999

        CUSTODIAN
        American National Insurance Company
        One Moody Plaza
        Galveston, Texas 77550-7999

        INVESTMENT MANAGER
        Securities Management & Research, Inc.
        One Moody Plaza
        Galveston, Texas 77550-7999

        INSURER
        American National Insurance Company
        One Moody Plaza
        Galveston, Texas 77550-7999



        [AMERICAN NATIONAL LOGO APPEARS HERE]

        Form 5774 4-97

                                   INVE$TRAC
                                     GOLD

                          Variable Annuity Contracts

                                  PROSPECTUS
                                      FOR
                               GROUP UNALLOCATED
                          VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      AMERICAN NATIONAL INSURANCE COMPANY

                      American National Insurance Company

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                          VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      AMERICAN NATIONAL INSURANCE COMPANY
                 ONE MOODY PLAZA, GALVESTON, TEXAS 77550-7999
                                (409) 763-4661

  This Prospectus describes the group unallocated form of Variable Annuity Contracts (the "Contract") offered by American National Insurance Company ("American National"). The Contract is designed to provide an investment vehicle for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes.

  Unlike traditional guaranteed annuities, the Contract provides Accumulation Values which are based on and vary with the investment performance of Subaccounts of the American National Variable Annuity Separate Account (the "Separate Account") and/or the American National Fixed Account. The assets of the Subaccounts are invested in the portfolios of American National Investment Accounts, Inc. (the "American National Fund") and in the portfolios of Variable Insurance Products Fund (VIP)and Variable Insurance Products Fund II (VIP
II)(sometimes referred to, collectively, as the "Fidelity Funds"). The portfolios of the American National Fund and the portfolios of the Fidelity Funds that are available for investment will sometimes be referred to, individually, as an "Eligible Portfolio" and, collectively, as the "Eligible Portfolios."

  The Contractowner may request that all or a portion of the Accumulation Value of the Contract be annuitized. At that time, a portion of the Accumulation Value is allocated to the Fixed Account and annuity payments are made according to the option provided by the Plan.

  The Separate Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust, which is a type of investment company. The Separate Account currently has fourteen separate Subaccounts: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, the VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. The assets of such Subaccounts are invested in shares of a corresponding Eligible Portfolio. The accompanying prospectuses for the American National Fund and the Fidelity Funds describe the investment objectives, policies and the risks of each of the Eligible Portfolios. The prospectuses for the Fidelity Funds include certain portfolios which are not Eligible Portfolios and therefore not available for investment under the Policy.

  The Fixed Account is funded by the general assets of American National.

  Although the Contract is designed primarily to offer benefits based on investment performance, all or a portion of the Accumulation Value can be in the form of a traditional guaranteed annuity.

  The Contractowner has the right to examine a Contract and return it to American National during what is generally known as the "free look" period. American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. State law generally does not provide such a "free look" period for the Plan Participants.

  This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract is free and may be obtained by writing American National at the address above. The Statement of Additional Information which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission. The Table of Contents of such Statement of Additional Information is set forth in this Prospectus on page 22.

               This Prospectus is valid only when accompanied by Current Prospectuses For The American National Investment Accounts, Inc., Variable Insurance Products Fund and Variable Insurance Products Fund II

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
        SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE SECURITIES
          REGULATORY AUTHORITY, NOR HAS THE COMMISSION, OR ANY STATE
                       SECURITIES REGULATORY AUTHORITY,
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.
                THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.

                               TABLE OF CONTENTS

                                                                       PAGE

Glossary of Terms....................................................    4
Summary of the Contracts.............................................    5
 Purpose of the Contracts............................................    5
 Investment Options..................................................    5
 Purchasing a Variable Annuity Contract..............................    5
 Allocations and Transfers...........................................    5
 Death Benefit.......................................................    5
 Surrenders from the Contract........................................    5
 How Annuity Payments are Determined.................................    5
 Your Right to Cancel the Variable Annuity
   Contract..........................................................    5
Summary of Expenses..................................................    6
 Expenses............................................................    6
 American National Insurance Company and
 the Separate Account................................................   10
 American National Insurance Company.................................   10
 The Separate Account................................................   10
 The American National Fund..........................................   10
 The Fidelity Funds..................................................   11
Addition, Deletion or Substitution of
 Investments.........................................................   12
Fixed Account........................................................   13
Contract.............................................................   14
 Purpose of the Contract.............................................   14
 Type of Contract....................................................   14
 Contract Application and Purchase Payments..........................   14
 Allocation of Purchase Payments.....................................   14
 Crediting of Accumulation Units.....................................   14
 Determining the Accumulation Unit Values............................   14
 Transfers...........................................................   14
Contractowner Inquiries..............................................   16
Charges and Deductions...............................................   16
 Surrender Charge....................................................   16
 Other Charges.......................................................   16
 (a) Administrative Charges..........................................   16
 (b) State Premium Taxes.............................................   16
 (c) Mortality and Expense Risk Fee..................................   16
 (d) Charges for Taxes...............................................   16
 (e) Exchange Fee....................................................   16
 Exceptions to Charges...............................................   16
Distributions Under the Contract.....................................   17
 Full and Partial Surrenders.........................................   17
Annuity Payments.....................................................   18
 Annuity Options.....................................................   18
 Annuity Provisions..................................................   18
Federal Tax Matters..................................................   19
 Introduction........................................................   19
 Taxation of Annuities in General....................................   19
 Qualified Contracts.................................................   19
Performance..........................................................   19
Distributor of the Contracts.........................................   20
Safekeeping of the Separate AccountOs Assets.........................   20
Voting Rights........................................................   20
Legal Matters........................................................   20
State Regulation of American National................................   21
Legal Proceedings....................................................   21
Experts..............................................................   21
Additional Information...............................................   21
Financial Statements.................................................   21
Table of Contents of Statement of
 Additional Information..............................................   22

                               GLOSSARY OF TERMS

  The following definitions may be useful in reading this Prospectus. Certain additional terms are defined in the text.

  ACCUMULATION PERIOD - The period from the date Accumulation Units are first purchased under a Contract to the date the Contract is surrendered for its then current value.

  ACCUMULATION UNIT - A standard of measurement used with respect to each Subaccount to calculate the value of a Contract during the Accumulation Period. The value of an Accumulation Unit fluctuates with the value of the shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions. (See "Charges and Deductions," page 16.)

  ACCUMULATION UNIT VALUE - The value of an Accumulation Unit.

  ACCUMULATION VALUE - The Accumulation Value of a Contract is the sum of: (i) the total Accumulation Units in Subaccounts times the respective Accumulation Unit Values of such Subaccounts, and (ii) the Contractowner's value in the Fixed Account.

  CONTRACT - A Variable Annuity Contract issued pursuant to this Prospectus which sets forth the obligations and contractual promises which American National makes to the Contractowner.

  CONTRACTOWNER - The entity entitled to exercise rights of ownership in a Contract prior to termination of the Contract.

  CONTRACT YEAR - The period from the date the first Purchase Payment is credited to the immediately preceding day of the succeeding year. (February 29 will be treated as February 28 for the purpose of this definition.)

  DEFERRED ANNUITY CONTRACT - A Contract in which annuity payments commence at some future date specified by the Contractowner.

  ELIGIBLE PORTFOLIO - A Portfolio of The American National Fund or the Fidelity Funds which corresponds to and in which a Subaccount can be invested.

  FIXED ACCOUNT - An account that is a part of American National's General Account to which all or a portion of Net Purchase Payments and transfers may be allocated for accumulation at fixed rates of interest.

  GENERAL ACCOUNT - The General Account of American National which includes all of American National's assets except those assets segregated into its separate accounts.

  GROUP UNALLOCATED CONTRACT - A Contract between the Contractowner and American National under which all Accumulation Units are credited to one accumulation account.

  IMMEDIATE ANNUITY - A Contract purchased with a single Purchase Payment, which provides immediate annuity payments on an annual, semiannual, quarterly or monthly schedule to the Contractowner.

  MORTALITY AND EXPENSE RISK FEE - The amount payable to American National for accepting mortality and expense risks.

  NET PURCHASE PAYMENT - The Purchase Payment less any government entity premium tax charge.

  NON-QUALIFIED CONTRACT - A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

  PLAN - A document or agreement defining the retirement or other benefits and those eligible to receive them. The Plan is not a part of a Contract and American National is not a party to a Plan.

  PLAN PARTICIPANT - a participant in a Plan.

  PORTFOLIO - A separate series of capital securities designed to meet specified investment objectives. The American National Fund currently consists of four portfolios, all of which are Eligible Portfolios. The Fidelity Funds currently consist of ten portfolios, all of which are Eligible Portfolios.

  PURCHASE PAYMENT - A payment made into a Contract.

  QUALIFIED CONTRACT - A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

  SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a corresponding Eligible Portfolio.

  VALUATION DATE - A valuation date is each day on which the New York Stock Exchange ("NYSE") is open for trading.

  VALUATION PERIOD - The period commencing at the close of regular trading on the NYSE on one Valuation Date and ending at the close of regular trading on the NYSE on the next succeeding Valuation Date.

  VARIABLE ANNUITY - An annuity providing Accumulation Value which varies in dollar amount depending on the investment results of the American National Fund or the Fidelity Funds.

                           SUMMARY OF THE CONTRACTS

PURPOSE OF THE CONTRACTS

  The purpose of the Contract is to provide Accumulation Values which are expected to reflect changes in the cost of living to a greater degree than a traditional guaranteed annuity. The Contract offers Contractowners the opportunity to vary the Accumulation Value based on the performance of the investments chosen by the Contractowner

  There is no assurance that a Subaccount will obtain its investment objective. Because a Variable Annuity's value is based on the investment performance of Eligible Portfolios and is not guaranteed, a Variable Annuity Contract entails more investment risk than a traditional guaranteed annuity.

  There is also American National's Fixed Account option for Contractowners who prefer more conservative investments. (See Fixed Account, page 13.)

INVESTMENT OPTIONS

  Net Purchase Payments may be invested in the Subaccounts and/or in American National's Fixed Account. The fourteen Subaccounts are: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. Each of the Subaccounts invests exclusively in the shares of a corresponding Eligible Portfolio. Each such Subaccount and corresponding Eligible Portfolio has a different investment objective. (See "The American National Fund" at page 10, and "The Fidelity Funds" at page 11.)

  PURCHASING A VARIABLE ANNUITY CONTRACT

If a legal entity wishes to purchase a Contract, the legal entity must complete an application and pay the minimum initial Purchase Payment to American National's home office.

ALLOCATION AND TRANSFERS

  Net Purchase Payments will be initially allocated to each Subaccount and/or American National's Fixed Account as instructed in the application. Thereafter, the allocation may be changed by the Contractowner.

  Transfers can be made between Subaccounts and American National's Fixed Account. American National allows 12 free transfers per Contract Year. Any additional transfer will be subject to a $10.00 exchange fee. Transfers out of the Fixed Account are limited as described in the section "TRANSFERS" on page 14.

  Transfers and allocation changes can be made by either writing to American National's home office or by telephone instructions. A Telephone Transfer Authorization Form must to be on file at American National's home office before telephone instructions will be allowed.

DEATH BENEFIT

  The death benefit, if any will be determined by the provisions of the Plan pursuant to which the Contract is issued.

SURRENDERS FROM THE CONTRACT

  All or part of a Accumulation Value may be surrendered upon the Contractowner's written request. The surrender is subject to a Surrender Charge. Contracts purchased in connection with retirement plans may be subject to restrictions imposed by the Plan. The sum of surrender charges and distribution expense charges will never be more than 9.0% of total Purchase Payments paid.

HOW ANNUITY PAYMENTS ARE DETERMINED

  The Contractowner may request that all or a portion of the Accumulation Value of the Contract be annuitized. At that time, a portion of the Accumulation Value is allocated to the Fixed Account and annuity payments are made according to the option provided by the Plan. There are a number of different annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments for the life of a Plan Participant, payments for the life of an Plan Participant with a guarantee that such payments will continue for at least 10 or 20 years, or payments made jointly to a Plan Participant and another named individual with a right of survivorship. (See Annuity Options, page 18.)

YOUR RIGHT TO CANCEL THE VARIABLE ANNUITY CONTRACT
THE "FREE LOOK" PERIOD

  State law requires that Contractowners be given a "free look" period, generally running ten days after the Contractowner receives the Contract, within which the Contractowner may return the Contract to American National's home office. State law does not generally provide a "free look" period for the Plan Participants. If a Contract is returned during the Contractowner's "free look" period, American National will then refund the greater of all Purchase Payments made or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. (See "Contract Application and Purchase Payments," page 14.)

                              SUMMARY OF EXPENSES


EXPENSES

  The purpose of the following table is to illustrate the costs and expenses that are borne, directly and indirectly, by Contractowners. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" in this Prospectus. In addition to the expenses listed below, premium taxes may also be applicable.

CONTRACTOWNER TRANSACTION EXPENSES

  Sales Load as a percentage of Purchase Payments  0%

  Deferred Sales Load ("Surrender Charge")

  A Surrender Charge is imposed based upon the Contract Year in which the withdrawal is made. The Surrender Charge is deducted from the remaining Accumulation Value, or, if the remaining Accumulation Value is insufficient to cover the Surrender Charge, a portion of the Surrender Charge will be deducted from the withdrawal amount. Such Surrender Charge will be a percentage of each withdrawal as illustrated in the following table:

                  Contract Years  Applicable Surrender Charge
                      as a Percentage of Each Withdrawal

                           1.................   4.0
                           2.................   3.5
                           3.................   3.0
                           4.................   2.5
                           5.................   2.0
                           6.................   1.5
                           7.................   1.0
                           8 and thereafter..   0.0

EXCHANGE FEE                                                     $   10.
(there is no exchange fee for the first twelve transfers)

Annual Contract Fee                                              $    0.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percent of average net assets)
Mortality Risk Fee                                                 0.40%
Expense Risk Fee                                                   0.45%
Administrative Asset Fee                                           0.10%
Total Separate Account Annual Expense                              0.95%

AN MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees after expense reimbursement                    * **0.40%
Other Expenses                                                     0.47%
Total AN Money Market Portfolio Annual Expense                     0.87%

* Without reimbursement the management fees would have been 0.75% and the total portfolio annual expense would have been 1.22%.

AN GROWTH PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees after reimbursement                            * **0.37%
Other Expenses                                                     0.50%
Total AN Growth Portfolio Annual Expenses                          0.89%

* Without reimbursement the management fees would have been 0.75% and the total portfolio annual expense would have been 1.25%.

AN BALANCED PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees after reimbursement                            * **0.17%
Other Expenses                                                     0.73%
Total AN Balanced Portfolio Annual Expenses                        0.90%

* Without reimbursement the management fees would have been 0.75% and the total portfolio annual expense would have been 1.48%.

AN MANAGED PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees after reimbursement                            * **0.54%
Other Expenses                                                     0.39%
Total AN Managed Portfolio Annual Expenses                         0.93%

* Without reimbursement the management fees would have been 0.75% and the total portfolio annual expense would have been 1.14%.

** Under its Administrative Service Agreement with the Fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the Fund effective May 1, 1994 until April 30, 1998, pursuant to which SM&R has agreed to reimburse the AN Money Market Portfolio and the AN Growth Portfolio for expenses in excess of .87%; the AN Balanced Portfolio for expenses in excess of .90% and the AN Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

VIP II INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.45%
Other Expenses                                                     0.13%
Total VIP II Investment Grade Bond Portfolio
Annual Expenses                                                    0.58%

VIP II ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.64%
Other Expenses                                                     0.10%
Total VIP II
Asset Manager Portfolio Annual
Expenses                                                           0.74%

VIP II INDEX 500 PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.13%
Other Expenses                                                     0.15%
Total VIP II Index 500 Portfolio Annual
Expenses after reduction                                          *0.28%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.28%, 0.15% and 0.43%, respectively.

VIP MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.21%
Other Expenses                                                     0.09%
Total VIP Money Market Portfolio Annual Expenses                   0.30%

VIP EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.51%
Other Expenses                                                     0.07%
Total VIP Equity-Income Portfolio Annual
Expenses                                                           0.58%

VIP HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.59%
Other Expenses                                                     0.12%
Total VIP High Income Portfolio Annual
Expenses                                                           0.71%

VIP GROWTH PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.61%
Other Expenses                                                     0.08%
Total VIP Growth Portfolio Annual Expenses                         0.69%

VIP OVERSEAS PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.76%
Other Expenses                                                     0.17%
Total VIP Overseas Portfolio Annual Expenses                       0.93%

VIP II CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.61%
Other Expenses                                                     0.13%
Total VIP II Contrafund Portfolio Annual
Expenses                                                           0.74%

VIP II ASSET MANAGER: GROWTH PORTFOLIO
ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                    0.65%
Other Expenses                                                     0.22%
Total VIP II Asset Manager: Growth Portfolio
Annual Expenses                                                    0.87%

Example:  Group Unallocated Contract
If you surrender your Group Unallocated Contract at the end of the applicable time period:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

FUND                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AN Money Market Portfolio              $  58   $   89   $  121    $  214
AN Growth Portfolio                    $  58       89      121       214
AN Balanced Portfolio                  $  59       90      123       217
AN Managed Portfolio                   $  59       91      124       220
VIP II Investment Grade
 Bond Portfolio                        $  56       80      106       182
VIP II Asset Manager
 Portfolio                             $  57       85      115       200
VIP II Index 500 Portfolio             $  53       71       91       149
VIP Money Market
 Portfolio                             $  53       72       92       151
VIP Equity-Income
 Portfolio                             $  56       80      106       182
VIP High Income
 Portfolio                             $  57       84      113       197
VIP Growth Portfolio                   $  57       84      112       194
VIP Overseas Portfolio                 $  59       91      124       220
VIP II Contrafund
 Portfolio                             $  57       85      115       200
VIP II Asset Manager:
 Growth Portfolio                      $  58       89      121       214

  If you do not surrender your Group Unallocated Contract:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
FUND                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AN Money Market
 Portfolio                             $  18   $   57   $   99    $  214
AN Growth Portfolio                    $  18       57       99       214
AN Balanced Portfolio                  $  19       58      100       217
AN Managed Portfolio                   $  19       59      102       220
VIP II Investment Grade
 Bond Portfolio                        $  16       48       83       182
VIP II Asset Manager
 Portfolio                             $  17       53       92       200
VIP II Index 500 Portfolio             $  13       39       68       149
VIP Money Market
 Portfolio                             $  13       40       69       151
VIP Equity-Income
 Portfolio                             $  16       48       83       182
VIP High Income
 Portfolio                             $  17       52       90       197
VIP Growth Portfolio                   $  17       52       89       194
VIP Overseas Portfolio                 $  19       59      102       220
VIP II Contrafund
 Portfolio                             $  17       53       92       200
VIP II Asset Manager:
 Growth Portfolio                      $  18       57       99       214

  The examples should not be considered to be a representation of past or future expenses, and the examples do not include the deduction of state premium taxes which may be assessed by a number of states.

  The purpose of the preceding table is to assist Contractowners in understanding the various costs and expenses that a Contractowner will bear directly or indirectly and, thus, the table reflects expenses of both the Separate Account and the American National Fund and/or the Fidelity Funds. Actual expenses may be greater or lesser than those shown. The example assumes a 5% annual rate of return pursuant to the requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

                           ACCUMULATION UNIT VALUES

         (For an accumulation unit outstanding throughout the period)

                                                     YEAR ENDED DECEMBER 31,
                                                   --------------------------
                                                   1996         1995     1994

AN GROWTH PORTFOLIO
Accumulation unit value at beginning
  of period                                     $ 1.343  a    $   --   $   --
Accumulation unit value at end of period        $ 1.558       $   --   $   --
Number of accumulation units outstanding at
  end of period                                  14,363           --       --

AN MONEY MARKET PORTFOLIO
Accumulation unit value at beginning
  of period                                     $ 1.053  b    $   --   $   --
Accumulation unit value at end of period        $ 1.387       $   --   $   --
Number of accumulation units outstanding at
  end of period                                      71           --       --

a June 25, 1996 (the first date the Subaccount received a transfer or had a purchase payment allocated)
b July 30, 1996 (the first date the Subaccount received a transfer or had a purchase payment allocated)

         (For an accumulation unit outstanding throughout the period)

                                                                                  YEAR ENDED DECEMBER 31,
                                                                           -----------------------------------
                                                                              1996         1995        1994
                                                                           ----------  -----------  ----------
AN BALANCED PORTFOLIO
Accumulation unit value at beginning of period                             $  1.184  a    $     --    $     --
Accumulation unit value at end of period                                   $  1.369       $     --    $     --
Number of accumulation units outstanding at end of period                     3,330             --          --

AN MANAGED PORTFOLIO
Accumulation unit value at beginning of period                             $  1.353  a    $     --    $     --
Accumulation unit value at end of period                                   $  2.466       $     --    $     --
Number of accumulation units outstanding at end of period                     1,498             --          --

FIDELITY VIP II INVESTMENT GRADE BOND
Accumulation unit value at beginning of period                             $  1.121  a    $     --    $     --
Accumulation unit value at end of period                                   $  1.185       $     --    $     --
Number of accumulation units outstanding at end of period                    17,859             --          --

FIDELITY VIP II ASSET MANAGER
Accumulation unit value at beginning of period                             $  1.149       $  0.990    $  1.000  c
Accumulation unit value at end of period                                   $  1.318       $  1.149    $  0.990
Number of accumulation units outstanding at end of period                    42,474         41,926       4,662

FIDELITY VIP II INDEX 500
Accumulation unit value at beginning of period                             $  1.486  a    $     --    $     --
Accumulation unit value at end of period                                   $  1.777       $     --    $     --
Number of accumulation units outstanding at end of period                     6,327             --          --

FIDELITY VIP MONEY MARKET
Accumulation unit value at beginning of period                             $  1.066  d    $     --    $     --
Accumulation unit value at end of period                                   $  1.109       $     --    $     --
Number of accumulation units outstanding at end of period                     8,304             --          --

FIDELITY VIP EQUITY INCOME FUND
Accumulation unit value at beginning of period                             $  1.338       $  1.000    $  1.000  c
Accumulation unit value at end of period                                   $  1.535       $  1.338    $  1.000
Number of accumulation units outstanding at end of period                    47,017         39,570       4,651

FIDELITY VIP HIGH INCOME FUND
Accumulation unit value at beginning of period                             $  1.260  a    $     --    $     --
Accumulation unit value at end of period                                   $  1.415       $     --    $     --
Number of accumulation units outstanding at end of period                     8,006             --          --

FIDELITY VIP GROWTH
Accumulation unit value at beginning of period                             $  1.462  a    $     --    $     --
Accumulation unit value at end of period                                   $  1.587       $     --    $     --
Number of accumulation units outstanding atend of period                     20,557             --          --

FIDELITY VIP OVERSEAS
Accumulation unit value at beginning of period                             $  1.061       $  0.970    $  1.000  c
Accumulation unit value at end of period                                   $  1.196       $  1.061    $  0.970
Number of accumulation units outstanding at end of period                    25,842         21,832       2,314

FIDELITY VIP II CONTRA FUND
Accumulation unit value at beginning of period                             $  1.213  a    $     --
Accumulation unit value at end of period                                   $  1.455       $     --
Number of accumulation units outstanding at end of period                     4,605             --

FIDELITY VIP II ASSET MANAGER GROWTH
Accumulation unit value at beginning of period                             $  1.102  a    $     --
Accumulation unit value at end of period                                   $  1.222       $     --
Number of accumulation units outstanding at end of period                     7,234             --

a   June 25, 1996 (the first date the Subaccount received a transfer or had a purchase payment allocated)
c   Inception date April 20, 1994
d   June 10, 1996 (the first date the Subaccount received a transfer or had a purchase payment allocated)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           AND THE SEPARATE ACCOUNT



AMERICAN NATIONAL INSURANCE COMPANY

  American National is a stock life insurance company chartered in 1905 in the State of Texas. It is licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. American National's home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. Robert L. Moody ("RLM"), Chairman of the Board and a Director of American National, RLM's son, Ross R. Moody, and Frances Moody Newman, RLM's mother, are trustees of the Foundation.

  The Moody National Bank of Galveston (the "Bank") is trustee of the Libbie S. Moody Trust. RLM is Chairman of the Board and Chief Executive Officer of the Bank and of Moody Bank Holding Company, Inc. ("MBHC"), the Bank's controlling stockholder. RLM is also Chairman of the Board and President of Moody Bancshares, Inc. ("Bancshares"), MBHC's sole shareholder. The Three R Trusts, trusts established by RLM for the benefit of his children, own 100% of Bancshares' Class B stock (which elects a majority of Bancshares' directors) and 47.5% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., a partner in Greer, Herz & Adams, LLP, 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the American National Fund and Securities Management and Research, Inc.

  American National's total assets on December 31, 1996 were $6,529,775,092 on a statutory basis.

  American National writes life, health and accident insurance and annuities.

 THE SEPARATE ACCOUNT

  The Separate Account was established by American National on July 30, 1991 pursuant to the insurance laws of the State of Texas. American National is the depositor of the Separate Account. Under Texas law, the assets of the Separate Account are held exclusively for the benefit of Contractowners and persons entitled to payments under the Contracts. At present the Separate Account is used only to support Variable Annuity Contracts. American National is the legal holder of the assets in the Separate Account and will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other contract liabilities for the Separate Account. The assets of the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which American National may conduct. Income, as well as both realized and unrealized gains or losses from the assets of the Separate Account, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that American National conducts. Nevertheless, these assets shall be available to cover the liabilities of American National's General Account, but only to the extent that the Separate Account's assets exceed its liabilities arising under the Contract's supported by it. In addition to these assets, the Separate Account assets may include accumulations of the charges American National makes against Policies and Contracts participating in the Separate Account. From time to time, any such assets due American National may be transferred in cash to American National's General Account. Obligations under the Variable Annuity Contracts are obligations of American National.

  The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a division of American National. There are currently fourteen Subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

THE AMERICAN NATIONAL FUND

  Four of the Subaccounts of the Separate Account invest in the shares of a corresponding portfolio of the American National Fund. The American National Fund is registered with the SEC under the 1940 Act as an open-end diversified, series management investment company. The American National Fund shares are also purchased by American National Variable Life Separate Account.

  The Separate Account will purchase and redeem shares from the American National Fund at net asset value.

  The investment objectives and policies of each portfolio of the American National Fund are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for the American National Fund, which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  The American National Fund currently has a Money Market Portfolio, a Growth Portfolio, a Balanced Portfolio and a Managed Portfolio.

  AN MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Money Market Portfolio will invest only in money market instruments of high quality determined by the American National Fund's investment adviser. The Money Market Portfolio of the American National Funds shall be referred to herein as "AN Money Market."

  AN GROWTH PORTFOLIO ... seeks to achieve capital appreciation normally through
the purchase of common stocks (although such   Portfolio investments are not
restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks. This Growth Portfolio of the American National Fund is referred to herein as "AN Growth."

  AN BALANCED PORTFOLIO ... seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

  AN MANAGED PORTFOLIO ... seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment adviser's discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the AN Managed Portfolio will consist of equity securities.

  Securities Management and Research, Inc. ("SM&R") is the investment adviser and manager of the American National Fund. It also provides investment advisory and portfolio management services to American National and other clients. It maintains a staff of experienced investment personnel and related support facilities. Detailed information about the American National Fund Management Fees is contained in the American National Fund Prospectus. Such fees exceed the industry average for advisory and administrative fees.

THE FIDELITY FUNDS

  Pursuant to a Participation Agreement between American National, Fidelity Distributors Corporation and the Fidelity Funds, ten of the Subaccounts of the Separate Account invest in the shares of ten corresponding portfolios of the Fidelity Funds. The Fidelity Funds are registered with the SEC under the 1940 Act as open-end diversified, series management investment companies organized as Massachusetts business trusts. The Fidelity Funds' shares are also purchased by American National Variable Life Separate Account.

  Fidelity Management & Research Company ("FMR"), the Fidelity Funds' investment adviser, was founded in 1946. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personal and a full compliment of related support facilities. Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management and Research (Far East) Inc. ("FMR Far East") are wholly owned subsidiaries of FMR that provide research with respect to foreign securities. FMR U.K. and FMR Far East maintain their principal business offices in London and Tokyo, respectively. As of December 31, 1996, FMR advised funds having more than 22 million shareholder accounts with a total value of more than $270 billion. Fidelity Distributors Corporation distributes shares for the Fidelity Funds. FMR Corp. is the holding company for the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, President and a Trustee of the Fidelity Funds, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp.

  The Management, Distribution and Service Fees for the Fidelity Funds are explained in the Fidelity Funds' Prospectuses.

  The Separate Account will purchase and redeem shares from the Fidelity Funds at net asset value.

  The investment objectives and policies of each portfolio of the Fidelity Funds are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Fidelity Funds which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained. The Fidelity Funds are series mutual funds which currently have a total of thirteen separate investment portfolios, ten of which are Eligible Portfolios.

  VIP II INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade, fixed-income securities. The VIP II Investment Grade Bond Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

  VIP EQUITY-INCOME PORTFOLIO ... seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio will also consider the potential for capital appreciation. The VIP Equity-Income Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

  VIP HIGH INCOME PORTFOLIO ... seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. High yielding, lower-rated securities present higher risks of untimely interest and principal payments, default and price volatility than higher-quality securities, and may present problems of liquidity and valuation. See the prospectus describing the VIP High Income Portfolio for more information on the risks of investing in high-yielding, lower-rated securities.

  VIP GROWTH PORTFOLIO ... seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP OVERSEAS PORTFOLIO ... seeks long term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  VIP MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The VIP Money Market Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

  VIP II ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

  VIP II INDEX 500 PORTFOLIO ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the VIP II Index 500 Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction cost and other expense low. The VIP II Index 500 Portfolio is designed as a long-term investment option.

  VIP II CONTRAFUND PORTFOLIO ... seeks capital appreciation by investing in companies FMR believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or onetime factors, or (iii) undervalued compared to other companies in the same industry.

  VIP II ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return over the long term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

American National reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of an Eligible Portfolio are no longer available for investment or if in American National's judgment further investment in any Eligible Portfolio should become in appropriate in view of the purposes of the Separate Account, American National may redeem the shares, if any, of that Eligible Portfolio, and substitute shares of another registered open-end management company. American National will not substitute any shares attributable to a Contractowner's interest in a Subaccount of the Separate Account without notice and prior approval of the SEC and possible state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities from other contracts or permit a conversion between contracts upon request by the Contractowners.

  American National also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the American National Fund or in shares of another investment company having a corresponding investment objective. American National may eliminate one or more Subaccounts with SEC approval if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contractowners on a basis to be determined by American National.

  If any of these substitutions or changes are made, American National may by appropriate endorsement change the Contract to reflect the substitution or change. If American National deems it to be in the best interest of Contractowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be registered under that Act if registration is no longer required, or it may be combined with other American National Separate Accounts. In addition, American National may, when permitted by law, restrict or eliminate any voting rights as to the Separate Account.

  The Contractowner will be notified of any material change in the investment policy of any Eligible Portfolio in which the Contractowner has an interest.

  Unless Contractowners have directed a different allocation, shares of the American National Fund and the Fidelity Funds will be redeemed, pro rata, to the extent necessary for American National to collect charges under the Contract, to pay the surrender value upon full or partial surrenders of the Contracts, to make policy loans, to provide benefits under the Contract, or to transfer assets from one Subaccount to another or to the Fixed Account. Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

  Each Contractowner should periodically consider the allocation among the Subaccounts and the Fixed Account in light of current market conditions and the investment risks attendant to investing in the American National Fund's and the Fidelity Fund's various portfolios.

                                 FIXED ACCOUNT

  Contractowners may elect to allocate all or a portion of their Net Purchase Payment to the Fixed Account and, subject to certain limitations, they may also transfer Accumulation Value from the Subaccount to the Fixed Account. Transfers from the Fixed Account to the Subaccount are restricted.

  Net Purchase Payments allocated to the Fixed Account and transfers from a Subaccount to the Fixed Account are placed in the General Account of American National. The General Account includes all of American National's assets except those assets segregated in its separate accounts. American National has the sole discretion to invest the assets of its General Account, subject to applicable law. American National bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Contractowner bears the investment risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. American National understands that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

  American National guarantees that it will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. American National may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

                                   CONTRACT
PURPOSE OF THE CONTRACT

  The Contract described in this Prospectus may be issued for use with retirement plans and trusts qualified under the Internal Revenue Code of 1986, as amended (the "Code"), for favorable tax treatment ("Qualified Contracts") and for use with plans and trusts which are not so qualified ("Non-Qualified Contracts"). See section entitled "Federal Tax Matters-Qualified Contracts," page 19 for further details.

  The terms of the Contracts may only be changed by mutual agreement between American National and each Contractowner, except as described in "Substitution of Investments," on page 11; for changes required to make the Contracts comply with any law or regulation issued by a governmental agency to which American National or the Contracts are subject; and for changes necessary to assure continued qualification of the Contracts under the Internal Revenue Code.

TYPE OF CONTRACT

  This Prospectus offers a Group Unallocated Contract which is a form of a Deferred Annuity Contract.

  The availability of the Contract described herein in any particular state is dependent upon the approval of that Contract by that state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

  An entity wishing to purchase a Contract must complete an application and provide the required initial Purchase Payment which will be sent to American National's home office. See page 14, "Allocation of Purchase Payments." If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any payment received will be returned immediately unless the applicant specifically consents to have American National retain the payment pending completion of the application.

  As indicated earlier, Contractowners have a "free look" period, generally ten days, within which a Contractowner can return the Contract to American National's home office and American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus any premium taxes, mortality and risk fees and advisory fees deducted. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. The "free look" period is not based on the date which a Plan Participant receives a Contract. Therefore, the "free look" period may have expired before a Plan Participant makes his or her initial contribution to a Plan. American National requires that all Net Purchase Payments received by American National during the 15-day period after the Date of Issue are allocated to the Subaccount of the Money Market Portfolio of the Fidelity Funds. Thereafter, such amounts allocated to the Subaccount of the Money Market Portfolio and Net Purchase Payments paid are allocated as directed by the Contractowner. No surrender charges are assessed on premiums returned during this "free look" period.

  The Contract requires a minimum initial payment of $2000 and subsequent payments of $100. The maximum Purchase Payment is $1,000,000 without the prior approval of American National. These amounts may be changed at the sole discretion of American National. In addition, American National reserves the right to terminate any Contract for certain specified reasons, including failure of the Accumulation Value to meet certain specified minimums.

ALLOCATION OF PURCHASE PAYMENTS

  After the "free look" period, Net Purchase Payments will be allocated to each Subaccount in accordance with the written instructions contained in the application. The Contractowner may by written instruction to the home office indicate one or more Subaccounts and/or the Fixed Account to which a specified portion or portions of the Net Purchase Payment should be applied. Changes in allocation of future Net Purchase Payments may be made at any time by written instruction to the American National home office or by telephone instruction, provided that a properly completed Telephone Transfer Authorization Form is on file with American National.

CREDITING OF ACCUMULATION UNITS

  All Net Purchase Payments received will purchase Accumulation Units in the Subaccount selected and/or allocated to the Fixed Account. The number of Accumulation Units purchased is determined by dividing the dollar amount of the Net Purchase Payment allocated to the Subaccount by the Accumulation Unit Value for that Subaccount next computed following allocation of the Net Purchase Payment to such Subaccount. The Net Purchase Payments are not credited to a Subaccount until actually received by American National. A Plan Participant's contribution to a Plan will not be credited to the Contract until the Contractowner forwards such contribution to American National.

DETERMINING THE ACCUMULATION UNIT VALUES

  The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. The Accumulation Unit Value of each Subaccount shall be calculated by: (i) multiplying the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date times the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date; (ii) subtracting therefrom a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that Subaccount and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date. The Accumulation Unit Value for each Subaccount shall be calculated at the end of each Valuation Period. Investment performance of the portfolio companies, portfolio company expenses, and the deduction of certain charges affect the Accumulation Unit Value for each Subaccount.

TRANSFERS

Accumulation Value may be transferred among the subaccounts and/or the Fixed Accounts subject to the following limits. The transfer may be requested in person, by mail or by telephone. A Telephone Transfer Authorization Form must be on file at American National's home office before any telephone instructions will be allowed. The total amount transferred from each subaccount must be at least $250., or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount after a transfer is $100. American National will effectuate transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the Valuation Period during which the transfer request is received. Transfers from the Fixed Account to the Subaccounts are allowed subject to the following limits. Once each Contract Year, during the thirty-day period beginning on the Contract anniversary, the maximum amount which may be transferred from the Fixed Account to the Subaccounts is the greater of (a) twenty-five percent of the amount in the Fixed Account, or (b) $1,000. The first twelve transfers per Contract Year will be permitted free of charge. Any additional transfers will be charged a $10.00 fee at the time of the transfer and will be deducted from the amount transferred. (See Exchange Fee, page 16.) American National may at any time revoke or modify the transfer privilege, including the number and minimum amount transferable.

                            CONTRACTOWNER INQUIRIES

  Contractowner inquiries should be addressed to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999, or made by calling
(409) 763-4661.

                            CHARGES AND DEDUCTIONS

SURRENDER CHARGE

  Since no deduction for a sales charge is made from Purchase Payments, a contingent deferred sales charge (a "Surrender Charge") is imposed on certain partial and full withdrawals to cover certain expenses relating to the distribution of the Contracts. A Surrender Charge is imposed based upon the Contract Year in which the withdrawal is made. The Surrender Charge is a maximum of 4% of the Accumulation Value withdrawn and grades down to zero in the eighth Contract Year.

  In no event will the sum of all surrender charges and the distribution expense charges assessed exceed 9.0% of total Purchase Payments paid. (See the chart under "Contractowner Transaction Expenses" at Page 6.)

OTHER CHARGES

(a)  Administrative Charges

     American National's administrative charges consist of a daily administrative asset fee. The administrative charge is to covers all fixed and varying costs of administering the Contract. This charge is designed only to reimburse American National for the cost of administration and is not intended to produce a profit.

     An administrative asset fee is charged daily at an annual rate of 0.10% to each Subaccount to cover the varying costs of a Contract.

(b)  State Premium Taxes

     An amount for state premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed by a given state. American National's current practice is to deduct any state premium tax imposed by a State from Purchase Payments made under the Contracts when the payments are received by American National.

(c)  Mortality and Expense Risk Fee

     American National assumes a number of risks under the Contracts. While annuity payments will vary in accordance with the investment performance of the selected Subaccounts, the amount of such payments will not be decreased because of adverse mortality experiences of Plan Participants as a class or because of an increase in actual expenses of American National over the expense charges provided for in the Contracts. American National assumes the risk that Plan Participants as a class may live longer than expected (necessitating a greater number of annuity payments) and that fees deducted may not prove sufficient to cover its actual costs. In assuming these risks, American National agrees to continue annuity payments under life-contingent annuity options determined in accordance with the annuity tables and other provisions of the Contracts, to the Plan Participant or other payee for as long as he or she may live. American National assumes the risk that fees deducted may not prove sufficient to cover its actual costs.

     For American National's contractual promises to accept this risks, a 0.85% per annum Mortality and Expense Risk Fee will be assessed daily against the Separate Account based on the value of its net assets. American National could realize a gain or a loss from such fee depending on the mortality and expenses actually incurred.

(d)  Charges for Taxes

     Currently, no charge will be made against the Separate Account for federal, state or local income taxes. American National may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local tax treatment or if tax treatment of American National changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account. American National would not realize a profit on such taxes with respect to the Contracts.

(e)  Exchange Fee

     An exchange fee of $10.00 will be imposed for each additional transfer among the Subaccounts and Fixed Account after twelve transfers per Contract Year to compensate American National for the costs of effecting the transfer. Since the fee reimburses American National for the cost of effecting the transfer only, American National does not expect to make any profit from the exchange fee. This fee will be deducted from the amount transferred. The amount of the transfer charge will not be increased.

EXCEPTIONS TO CHARGES

  The surrender charges or other administrative charges or deductions may be reduced for sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges or other administrative charges or deductions.

                       DISTRIBUTIONS UNDER THE CONTRACT


FULL AND PARTIAL SURRENDERS

  To the extent permitted by the Plan under the terms of which the Contract was purchased, any Contract may be surrendered in full or partially during the Accumulation Period, subject to the limitations discussed herein. If a partial surrender would leave less than $250 total Accumulation Value in the Contract, then the Contract will be fully surrendered. A request for a partial surrender should specify the allocation of that surrender, as applicable, from the Fixed Account and each Subaccount. In the absence of specification, such surrender shall be allocated among the Subaccounts and the Fixed Account in the same proportion as the Accumulation Value in each Subaccount and the Fixed Account bears to the total Accumulation Value of the Contract on the date of surrender.

  Upon receipt of an application for a partial or full surrender of a Contract signed by the Contractowner, the applicable Accumulation Unit Value will be that next determined after such application is received in American National's home office. The Accumulation Value of a Contract which is available for full surrender may be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value at that time, adding any Accumulation Value in the Fixed Account and deducting any surrender charge. Partial or full surrenders will be paid within seven days of receipt of the written request in proper form, except as described below.

  If at the time the Contractowner makes a surrender request, he or she has not provided American National with a written election not to have federal and state income taxes withheld, American National is required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

                               ANNUITY PAYMENTS

  All or a part of the Accumulation Value may be applied to any of the Annuity Options. Any such Accumulation Value will be transferred into the Fixed Account and annuity payments will be based upon the annuity option selected. If any of the Accumulation Value is applied to an Annuity Option, such Accumulation Value shall be segregated and annuity payments shall be made according to the annuity option selected and to the Plan Participant designated by the Contractowner. Accumulation Value which is applied to an Annuity Option is treated as an immediate variable annuity contract for the Plan Participant designated, however the Contract is not subject to the onetime $100 charge normally applicable to individual immediate variable annuity contracts issued by American National. (See the Prospectus for the individual forms of Variable Annuity Contracts issued by American National for more information.)

ANNUITY OPTIONS

  The following annuity options are available to Contractowners. The Plans will specify which of these options are available to individual Plan Participants.

  Option 1 - Life Annuity - Annuity payment payable monthly during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred prior to the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

  Option 2 - Life Annuity with Ten or 20 Years Certain - An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

  Option 3 - Joint and Survivor Annuity - An annuity payable monthly during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due prior to the death of the survivor. It would be possible under this option, for only one annuity payment to be made if both individuals under the option died prior to the second annuity payment date, or only two annuity payments if both died prior to the third annuity payment date, etc.

  Option 4 - Deposit Option - The amount due may be left on deposit with American National for placement in its Fixed Account with interest at the rate of not less than 3.0% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

  Option 5 - IRC Age Recalculation - An annuity payment based upon the Plan Participant's life expectancy, or the joint life expectancies of the Plan Participant and a beneficiary, at the Plan Participant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year as computed in reference to actuarial tables prescribed by the Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

  At any time, any amount remaining under Option 4 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first three Options. The lump sum payment requested will be paid within seven days of receipt of the request at the home office based on the value next computed after receipt of the request.

  Other Annuity Forms - Provision may be made for annuity payments in any reasonable arrangement mutually agreed upon.

  If the beneficiary dies while receiving annuity payments certain under Option 2, 3, or 5 above, the present value will be paid in a lump sum to the estate of the beneficiary.

ANNUITY PROVISIONS

  Non-qualified life contingent annuity payments are determined on the basis of the mortality table (1983 Table a projected to 1993, and 3.0% interest) which generally reflects the age and sex of the Plan Participant and the type of annuity option selected.

  Qualified life contingent annuity payments are determined on the basis of the mortality table [1983 Table a (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Plan Participant and type of annuity option selected.

  Payment of any amount upon surrender, partial withdrawal or transfer may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("Commission"); (ii) the Commission by order permits postponement for the protection of the Contractowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

                        FEDERAL TAX MATTERS


INTRODUCTION

  The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which a Contractowner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

TAXATION OF ANNUITIES IN GENERAL

  Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership are not applicable to the Group Unallocated Contractowner. Certain provisions of Section 72 of the Code would apply if the Contractowner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

  The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contract, in order for the Contract to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contract in any way necessary to maintain compliance with these standards.

QUALIFIED CONTRACTS

  The Group Unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

  As a general rule, purchase payments made by or for participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contractowners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of distributing benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contractowner.

  Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

                                  PERFORMANCE

  Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

  A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

  The FID Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the Subaccount over a 30-day period.

                         DISTRIBUTOR OF THE CONTRACTS

  SM&R, One Moody Plaza, Galveston, Texas 77550-7999, a wholly-owned subsidiary of American National will act as the principal underwriter of the Contracts pursuant to a Distribution and Administrative Services Agreement between itself and American National. SM&R was organized under the laws of the State of Florida in 1964, and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. (See the American National Fund's Prospectus.) Registered representatives of SM&R who sell Variable Annuities will receive commissions from SM&R based upon a commission schedule. After issuance of the Contract, broker-dealers will receive sales commissions aggregating no more than 6.1% of the Purchase Payments. In addition to such sales commissions, after the first Contract year, broker-dealers who have entered into distribution agreements with American National may receive an annual override commission of no more than 0.25% of the Contract's accumulation value. SM&R and American National may authorize other registered broker/dealers and their Registered Representatives to sell the Contracts subject to applicable law.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

  American National holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. American National maintains records of all purchases and redemptions of shares of Eligible Portfolios by each of the Subaccounts.

                                 VOTING RIGHTS

  All of the assets held in the Subaccounts of the Separate Account will be invested in shares of the corresponding Eligible Portfolios. American National is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of the American National Fund and the Fidelity Funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, American National will vote all shares of Eligible Portfolios held in the Separate Account at regular and special shareholder meetings in accordance with instructions received from Contractowners. The number of votes for which each Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund or the Fidelity Funds, as the case may be. American National will furnish Contractowners with the proper forms, materials and reports to enable them to give it these instructions.

  The number of shares of an Eligible Portfolio in a Subaccount for which instructions may be given by a Contractowner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in each Subaccount for which no timely instructions from Contractowners are received and shares of an Eligible Portfolio held in each Subaccount which do not support Contractowner interests will be voted by American National in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, American National may elect to vote shares of the Eligible Portfolios in its own right.

  Matters on which Contractowners may give voting instructions include the following: (1) election of the Board of Directors of the American National Fund or the Fidelity Funds (2) ratification of the independent accountant of the American National Fund or the Fidelity Funds; (3) approval of the Investment Advisory Agreement for the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount; (4) any change in the fundamental investment Policies of the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of the American National Fund or the Fidelity Funds under the 1940 Act.

                                 LEGAL MATTERS

  All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue the Contract under Texas Insurance Law, have been passed upon by Greer, Hertz and Adams, LLP, General Counsel.

                     STATE REGULATION OF AMERICAN NATIONAL

  American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year a National Association of Insurance Commissioners convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance.

  Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

  In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Contracts offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. However, differences in state laws may require American National to offer a Contract in one or more states which are more favorable to a Contractowner than provisions in a Contract offered in other states.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. American National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                    EXPERTS

  The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1996 and 1995 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1996 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                            ADDITIONAL INFORMATION

  A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, American National and the Contract offered hereby. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

  The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

                               TABLE OF CONTENTS
                    OF STATEMENT OF ADDITIONAL INFORMATION


                                                                    PAGE

The Contract......................................................    3
Valuation of Accumulation Units...................................    3
Computation of Variable Annuity Payments..........................    3
Annuity Unit Value................................................    3
Summary...........................................................    4
Exceptions to Charges.............................................    4
Termination of Contract...........................................    4
Group Unallocated Contract........................................    4
Additional Federal Tax Matters....................................    4
Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code).................................    4
Taxation of American National.....................................    5
Tax Status of the Contracts.......................................    5
Assignment........................................................    5
Distribution of the Contracts.....................................    5
Safekeeping of Separate Account Assets............................    5
State Regulation of American National.............................    5
Records and Reports...............................................    6
Performance.......................................................    6
Total Return......................................................    6
Yields............................................................    6
Legal Matters.....................................................    7
Legal Proceedings.................................................    7
Experts...........................................................    7
Additional Information............................................    7
Financial Statements..............................................    7
Financials........................................................    8

        DISTRIBUTOR
        Securities Management & Research, Inc.
        One Moody Plaza
        Galveston, Texas 77550-7999

        CUSTODIAN
        American National Insurance Company
        One Moody Plaza
        Galveston, Texas 77550-7999

        INVESTMENT MANAGER
        Securities Management & Research, Inc.
        One Moody Plaza
        Galveston, Texas 77550-7999

        INSURER
        American National Insurance Company
        One Moody Plaza
        Galveston, Texas 77550-7999



        [AMERICAN NATIONAL LOGO APPEARS HERE]


        Form 1005 4-97